UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6872

Date of fiscal year end:  November 30, 2019

Date of reporting period:  May 31, 2019

Item 1. Reports to Stockholders.

PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Semi-Annual Report

May 31, 2019

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period from December 1, 2018 through May 31, 2019, regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

During the six months ended May 31, 2019, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	9.26%
PIA MBS Bond Fund	5.12%

As stated in the most recently filed prospectus, the PIA BBB Bond Fund’s gross expense ratio is 0.17%, while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.34% and 0.23%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) incurred by each Fund through at least March 29, 2020, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.19% and 0.23% of average daily net assets for the BBB Bond Fund and MBS Bond Fund, respectively. The net expense is what the investor has paid.

PIA BBB Bond Fund
As indicated above, the return for the PIA BBB Bond Fund for the six-month period ended May 31, 2019, was 9.26%. This was slightly lower than the 9.38% return of the Fund’s benchmark, the Bloomberg Barclays U.S. Credit Baa Bond Index, and was in line with the Fund’s goal of approximating the returns of the index.  The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent over 140 different issuers. The Bloomberg Barclays U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg Barclays U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions and liquidity. This will cause some modest variability in the returns of the Fund relative to those of its benchmark. For the six-month period ended May 31, 2019, the issuers represented in the Fund had, on average, modestly lower performance than the issuers that the Fund was not invested in, which contributed to the underperformance by the Fund.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the six-month period ended May 31, 2019, of 5.12% was lower than the return of 5.30% of the Fund’s benchmark, the Bloomberg Barclays U.S. MBS Fixed Rate Index. The Fund has a strategy of using a broad diversification of coupons and mortgage sectors. The Fund’s seasoned securities prepaid in line with their generic counterparts, which is neutral to performance. The Fund was overweighted in higher coupon securities and underweighted in lower coupon securities, which was the primary reason for the underperformance, as the lower coupon securities outperformed the securities with higher coupons for the period. The Fund was overweighted in FNMA 30-year mortgage-backed securities (“MBS”), which was a negative factor for returns, as FHLMC 30-year MBS outperformed FNMA securities for the period.

PIA Funds

Bond Market in Review
The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 3.1% for the first quarter of 2019, higher than the 2.2% during the fourth quarter of 2018. With the unemployment rate at 3.6% and inflation under control, the U.S. Federal Reserve Board (the “Fed”) tightened monetary policy. Inflation, as measured by the Consumer Price Index, was 1.8% year-over-year as of May 2019.

Yields on 2-year Treasury notes, 5-year Treasury bonds and 30-year Treasury bonds decreased by 51, 79 and 46 basis points (“bps”), respectively, from May 31, 2018 to May 31, 2019. The expectations that the Fed will stop increasing short-term rates, inflation remaining under control, volatility in oil prices and the strengthening of the U.S. dollar, all contributed to the inverted yield curve.

Spreads on BBB-rated bonds over Treasuries increased during the period from 149 bps to 166 bps. Option adjusted spreads on fixed rate agency MBS rose from 28 bps to 44 bps, as their average life shortened from 7.5 years to 5.2 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2019. We look forward to reporting to you again with the annual report dated November 30, 2019.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.   Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc., and Fitch Ratings, Inc.   Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg Barclays U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

The Bloomberg Barclays U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

A yield curve is a curve that shows several yields or interest rates over different lengths of time for a similar debt security.

Basis point equals 1/100th of 1%.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury Bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period from December 1, 2018 through May 31, 2019, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund under-performed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 4.78%, after fees and expenses, for the period ended May 31, 2019, versus 5.19% for the Index.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio and net expense ratio are 0.30% and 0.25%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) incurred by the Fund through at least March 29, 2020, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.25% of the Fund’s average daily net assets. The net expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund under-performed the Index over the six-month period ended May 31, 2019, largely attributable to the distribution of total returns and weighting by ratings category.  During the period, Ba-rated and B-rated credits within the Index returned 6.24% and 5.23%, respectively, while Caa-rated credits gained only 1.79%.  The Fund was positioned with a significant underweight in Ba-rated credits, an overweight in B-rated credits, and a significant underweight in Caa-rated credits.  We believe the substantial outperformance of higher-rated credits during the past six months has enhanced the relative value offered by lower rated credits, and the Fund continues to focus on this portion of the high yield market.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs, and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2019
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The BBB Bond Fund, MBS Bond Fund, and High Yield (MACS) Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/18 – 5/31/19).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  Pacific Income Advisers, Inc. (“PIA”) has temporarily agreed to pay each Fund’s operating expenses in order to limit total annual operating expenses to 0.19%, 0.23% and 0.25% of the average daily net assets of the BBB Bond Fund, MBS Bond Fund and High Yield (MACS) Fund, respectively, through at least March 29, 2020. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

PIA Funds
Expense Example – May 31, 2019 (continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/18	5/31/19	12/1/18 – 5/31/19*
PIA BBB Bond Fund
Actual	$1,000.00	$1,092.60	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.98	$0.96

PIA MBS Bond Fund
Actual	$1,000.00	$1,051.20	$1.18
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$1.16

PIA High Yield (MACS) Fund
Actual	$1,000.00	$1,047.80	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.26

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund was 0.19%, 0.23%, 0.25%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2019
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2019
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA HIGH YIELD (MACS) FUND
Allocation of Portfolio Assets – May 31, 2019
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2019
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 89.8%

Aerospace & Defense 0.5%
	Rockwell Collins, Inc.
$750,000	3.20%, due 3/15/24	$759,270

Agricultural Chemicals 0.5%
	Mosaic Co.
785,000	3.75%, due 11/15/21	800,019

Agriculture 0.4%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27	576,928

Auto Parts 0.4%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23	608,591

Autos 1.5%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	765,400
	Ford Motor Credit Co. LLC
600,000	5.875%, due 8/2/21	627,604
500,000	3.815%, due 11/2/27	459,655
	General Motors Co.
400,000	5.20%, due 4/1/45	363,061
		2,215,720
Banks 5.2%
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	718,839
1,000,000	4.836%, due 5/9/28	996,731
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23	1,110,049
	Citigroup, Inc.
1,000,000	3.50%, due 5/15/23	1,019,144
540,000	5.30%, due 5/6/44	620,232
	Credit Suisse Group
700,000	5.40%, due 1/14/20	710,868
	Discover Bank
700,000	3.20%, due 8/9/21	707,083
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38	323,033
	KeyCorp
900,000	5.10%, due 3/24/21	939,436
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26	817,936
		7,963,351
Biotechnology 1.7%
	Amgen, Inc.
720,000	3.875%, due 11/15/21	739,125
1,006,000	4.663%, due 6/15/51	1,042,526
	Celgene Corp.
800,000	4.625%, due 5/15/44	876,431
		2,658,082
Broker 2.7%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37	1,196,387
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,283,482
	Morgan Stanley
900,000	4.875%, due 11/1/22	957,846
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20	721,018
		4,158,733
Building Materials 0.5%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22	801,917

Chemicals 1.1%
	Dow Chemical Co.
865,000	7.375%, due 11/1/29	1,109,055
	RPM International, Inc.
500,000	6.125%, due 10/15/19	505,738
		1,614,793
Commercial Finance 1.1%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20	1,023,875

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Commercial Finance 1.1% (continued)
	Air Lease Corp.
$700,000	3.875%, due 4/1/21	$712,302
		1,736,177
Communications 0.4%
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36	590,020

Communications Equipment 0.4%
	Harris Corp.
500,000	6.15%, due 12/15/40	632,391

Construction Materials Manufacturing 0.4%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27	627,644

Consumer Finance 1.0%
	Fidelity National Information
	Services, Inc.
1,000,000	4.75%, due 5/15/48	1,075,271
	Synchrony Financial
500,000	4.50%, due 7/23/25	511,846
		1,587,117
Consumer Products 0.3%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27	497,576

Diversified Banks 0.6%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26	971,849

Drugs and Druggists’ Sundries
Merchant Wholesalers 0.7%
	Actavis Funding SCS
850,000	3.45%, due 3/15/22	855,445
268,000	4.75%, due 3/15/45	258,707
		1,114,152
Electric Utilities 2.1%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21	491,538
470,000	4.90%, due 8/1/41	514,855
	Exelon Corp.
1,015,000	5.625%, due 6/15/35	1,194,919
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43	454,862
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	560,249
		3,216,423
Electrical Equipment Manufacturing 0.5%
	Fortive Corp.
750,000	3.15%, due 6/15/26	743,191

Exploration & Production 1.4%
	Apache Corp.
551,000	3.25%, due 4/15/22	555,262
600,000	4.75%, due 4/15/43	569,102
	EOG Resources, Inc.
527,000	2.625%, due 3/15/23	527,089
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24	547,402
		2,198,855
Finance 0.6%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	957,559

Financial Services 2.0%
	BrightSphere Investment
	Group plc
1,000,000	4.80%, due 7/27/26	999,825
	GE Capital International
	Funding Co. Unlimited Co.
800,000	4.418%, due 11/15/35	760,275
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	534,329
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	742,972
		3,037,401
Food 1.0%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28	1,588,136

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Food and Beverage 1.8%
	Anheuser-Busch InBev
	Worldwide, Inc.
$1,000,000	5.45%, due 1/23/39	$1,117,620
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22	711,292
1,000,000	4.375%, due 6/1/46	879,191
		2,708,103
Hardware 0.6%
	Diamond 1 Finance Corp. /
	Diamond 2 Finance Corp.
900,000	6.02%, due 6/15/26 (c)	973,310

Health and Personal Care Stores 2.2%
	CVS Health Corp.
300,000	3.70%, due 3/9/23	306,455
620,000	3.875%, due 7/20/25	635,744
1,000,000	2.875%, due 6/1/26	958,492
500,000	5.125%, due 7/20/45	510,275
1,000,000	5.05%, due 3/25/48	1,018,744
		3,429,710
Health Care Facilities and Services 1.0%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21	838,831
	Laboratory Corporation
	of America Holdings
640,000	3.25%, due 9/1/24	645,190
		1,484,021

Home and Office Products
Manufacturing 0.6%
	Newell Brands, Inc.
1,000,000	4.20%, due 4/1/26	974,773

Information Technology 0.5%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	776,798

Insurance 3.2%
	American International
	Group, Inc.
1,050,000	4.875%, due 6/1/22	1,114,453
100,000	6.25%, due 3/15/87 (f)	100,419
	Anthem, Inc.
600,000	4.65%, due 8/15/44	620,759
	Aon Corp.
600,000	5.00%, due 9/30/20	619,249
	AXA SA
500,000	8.60%, due 12/15/30	680,445
	Lincoln National Corp.
120,000	3.80%, due 3/1/28	124,302
	Markel Corp.
20,000	4.90%, due 7/1/22	21,269
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (g)	946,220
	Unum Group
700,000	5.625%, due 9/15/20	726,905
		4,954,021
Integrated Oils 2.0%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	905,634
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21	720,650
1,500,000	5.35%, due 2/12/28	1,401,015
		3,027,299
Life Insurance 0.7%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48	1,009,005

Lodging 0.4%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	634,344

Machinery 0.6%
	Flowserve Corp.
900,000	3.50%, due 9/15/22	911,652

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Manufacturing 0.7%
	Boston Scientific Corp.
$1,000,000	4.125%, due 10/1/23	$1,052,875

Media 3.7%
	Discover Communications LLC
500,000	3.30%, due 5/15/22	506,564
	Expedia, Inc.
800,000	5.95%, due 8/15/20	829,358
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	410,194
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	1,069,179
	Viacom Inc.
700,000	3.875%, due 4/1/24	722,009
610,000	4.375%, due 3/15/43	568,417
	Warner Media LLC
500,000	4.05%, due 12/15/23	524,951
1,000,000	4.85%, due 7/15/45	1,019,148
		5,649,820
Medical Equipment and
Devices Manufacturing 0.8%
	Abbott Laboratories
1,000,000	4.90%, due 11/30/46	1,176,281

Medical Equipment and
Supplies Manufacturing 0.6%
	Becton Dickinson and Co.
800,000	4.685%, due 12/15/44	860,955

Metals 0.6%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	897,979

Metals and Mining 1.5%
	Newmont Goldcorp Corp.
500,000	3.70%, due 3/15/23 (c)	514,338
800,000	4.875%, due 3/15/42	836,658
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	522,776
	Vale Overseas Limited
88,000	4.375%, due 1/11/22	90,332
336,000	6.875%, due 11/21/36	378,000
		2,342,104
Newspaper, Periodical, Book,
and Directory Publishers 1.2%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34	1,871,348

Nondepository Credit Intermediation 0.9%
	General Motors
	Financial Co., Inc.
800,000	4.20%, due 3/1/21	813,169
600,000	4.00%, due 1/15/25	595,079
		1,408,248
Oil and Gas 5.5%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36	1,084,968
	Enterprise Products
	Operating LLC
1,850,000	4.85%, due 8/15/42	1,963,675
	Hess Corp.
800,000	5.60%, due 2/15/41	809,806
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35	1,427,942
700,000	5.55%, due 6/1/45	760,218
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35	1,084,105
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22	414,112
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	787,519
		8,332,345

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Oil and Gas Extraction 0.5%
	Canadian Natural Resources Ltd.
$700,000	4.95%, due 6/1/47	$752,813

Oil and Gas Services and Equipment 0.7%
	Halliburton Co.
1,000,000	3.80%, due 11/15/25	1,030,364

Paper 1.2%
	International Paper Co.
700,000	6.00%, due 11/15/41	792,070
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	1,089,037
		1,881,107
Pharmaceuticals 2.5%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21	497,332
800,000	4.40%, due 11/6/42	760,109
	Mylan N.V.
1,000,000	3.15%, due 6/15/21	995,140
	Shire Acquisitions
	Investments Ireland DAC
1,500,000	2.875%, due 9/23/23	1,490,390
		3,742,971
Pipeline Transportation of Crude Oil 0.7%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	499,899
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24	516,570
		1,016,469
Pipeline Transportation of Natural Gas 0.9%
	Williams Partners L.P.
800,000	3.90%, due 1/15/25	823,604
500,000	5.10%, due 9/15/45	515,301
		1,338,905
Pipelines 3.1%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	999,396
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	601,613
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	736,039
1,000,000	7.60%, due 2/1/24	1,151,892
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22	1,218,347
		4,707,287
Property & Casualty Insurance 1.3%
	The Hanover Insurance
	Group, Inc.
1,400,000	4.50%, due 4/15/26	1,472,753
	Mercury General Corp.
500,000	4.40%, due 3/15/27	502,473
		1,975,226
Railroad 0.9%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	708,404
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	735,802
		1,444,206
Real Estate 3.2%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28	1,015,012
	Columbia Property Trust
	Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26	976,474
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27	501,706
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26	1,006,816
	Sabra Health Care LP /
	Sabra Capital Corp.
500,000	4.80%, due 6/1/24	504,375
	STORE Capital Corp.
810,000	4.50%, due 3/15/28	840,107
		4,844,490

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Real Estate Investment Trusts 1.1%
	Health Care REIT, Inc.
$1,050,000	5.25%, due 1/15/22	$1,114,309
	Ventas Realty LP
500,000	3.75%, due 5/1/24	516,499
		1,630,808
Refining & Marketing 0.3%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24	509,686

Restaurants 0.4%
	McDonald’s Corp.
550,000	4.875%, due 12/9/45	606,302

Retail 1.2%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24	196,374
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	778,153
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44	958,446
		1,932,973
Scientific Instruments 0.6%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	916,346

Software 0.9%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	718,175
600,000	3.85%, due 6/1/25	624,563
		1,342,738
Software & Services 0.6%
	Equifax, Inc.
200,000	2.30%, due 6/1/21	197,849
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)	746,884
		944,733
Telecommunications 1.9%
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (d)	1,243,094
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (e)	485,600
	France Telecom SA
575,000	5.375%, due 1/13/42	673,225
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	457,090
		2,859,009
Tobacco 0.8%
	BAT Capital Corp.
600,000	4.54%, due 8/15/47	539,999
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25	623,515
		1,163,514
Transportation 1.2%
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,772,322

Transportation and Logistics 1.0%
	FedEx Corp.
1,000,000	4.00%, due 1/15/24	1,057,102
	Kirby Corp.
450,000	4.20%, due 3/1/28	459,385
		1,516,487
Travel & Lodging 0.4%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25	617,161

Utilities 1.0%
	PSEG Power LLC
500,000	4.30%, due 11/15/23	527,321
	Southern Co.
1,000,000	3.25%, due 7/1/26	999,967
		1,527,288

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount			Value
Utilities – Gas 0.5%
	National Fuel Gas Co.
$680,000	4.90%, due 12/1/21		$705,636

Waste and Environment Services
and Equipment 0.5%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		713,168

Wireless Telecommunications Services 6.3%
	AT&T, Inc.
745,000	4.10%, due 2/15/28		767,813
1,200,000	4.50%, due 5/15/35		1,211,000
700,000	6.00%, due 8/15/40		808,699
1,400,000	4.80%, due 6/15/44		1,402,420
	Verizon Communications, Inc.
986,000	4.016%, due 12/3/29 (c)		1,042,321
2,700,000	4.522%, due 9/15/48		2,844,826
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23		1,607,581
			9,684,660
Total Corporate Bonds
(cost $132,392,364)			137,307,555

SOVEREIGN BONDS 6.6%
	Republic of Colombia
600,000	3.875%, due 4/25/27		608,718
890,000	7.375%, due 9/18/37		1,160,337
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,172,640
	Republic of Panama
200,000	5.20%, due 1/30/20		203,521
750,000	6.70%, due 1/26/36		993,757
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,433,261
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		1,948,289
	Republic of Uruguay
209,742	8.00%, due 11/18/22		236,644
	United Mexican States
2,490,000	4.75%, due 3/8/44		2,468,835
			10,226,002
Total Sovereign Bonds
(cost $10,111,955)			10,226,002

U.S. GOVERNMENT AGENCIES
& INSTRUMENTALITIES 1.5%
	United States Treasury Notes
2,200,000	2.125%, due 3/31/24		2,218,519
Total U.S. Government Agencies
& Instrumentalities
(cost $2,179,812)			2,218,519

SHORT-TERM INVESTMENTS 1.6%
2,511,999	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 2.27% (a)		2,511,999
Total Short-Term Investments
(cost $2,511,999)			2,511,999
Total Investments
(cost $147,196,130)		99.5%	152,264,075
Other Assets less Liabilities		0.5%	706,653
TOTAL NET ASSETS		100.0%	$152,970,728

(a)	Rate shown is the 7-day annualized yield as of May 31, 2019.
(b)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of May 31, 2019, and remains in effect until the bond’s maturity date.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of May 31, 2019, the value of these investments was $2,529,969 or 1.65% of total net assets.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

(d)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by Standard & Poor’s or Moody’s Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.

(e)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 50 basis points if both Standard & Poor’s and Moody’s ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.

(f)
Coupon rate shown is the rate in effect as of May 31, 2019, and remains in effect until March 2037, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.056%, if not called, until final maturity date.

(g)
Coupon rate shown is the rate in effect as of May 31, 2019, and remains in effect until December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.

Basis point = 1/100th of a percent.

Country Allocation
Country	% of Net Assets
United States	78.8%
United Kingdom	4.2%
Mexico	3.3%
Ireland	2.1%
Colombia	1.7%
Philippines	1.3%
Canada	1.0%
Netherlands	1.0%
Peru	0.9%
France	0.9%
Panama	0.8%
Italy	0.8%
Luxembourg	0.7%
Germany	0.6%
Japan	0.5%
Switzerland	0.5%
Spain	0.4%
Brazil	0.3%
Uruguay	0.2%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2019
(Unaudited)

Principal Amount		Value
MORTGAGE BACKED SECURITIES 97.0%

Commercial Mortgage-Backed Securities 1.2%
	Aventura Mall Trust
$800,000	3.867%, due 12/5/32, Series
	2013-AVM, Class A (a) (d)	$811,729

U.S. Government Securities 95.8%
	FHLMC Pool
208,175	4.00%, due 3/1/26, #J14785	215,274
441,408	3.00%, due 11/1/26, #G18409	449,811
251,643	3.00%, due 6/1/27, #G14497	256,437
721,391	2.50%, due 12/1/31, #G18622	722,376
112,512	4.50%, due 10/1/35, #A37869	120,097
184,946	6.50%, due 9/1/36, #A54908	204,904
126,295	6.00%, due 6/1/37, #A62176	137,290
113,578	6.00%, due 6/1/37, #A62444	124,312
267	7.00%, due 9/1/37, #A66041	268
148,791	5.00%, due 10/1/38, #G04832	159,968
92,255	5.00%, due 2/1/39, #G05507	99,210
73,454	4.50%, due 11/1/39, #G05748	78,607
73,300	4.50%, due 12/1/39, #A90175	78,444
320,827	4.50%, due 5/1/40, #G06047	343,443
103,176	4.50%, due 8/1/40, #A93505	110,444
248,755	3.50%, due 1/1/41, #A96409	255,847
110,910	4.50%, due 1/1/41, #A96176	118,714
449,252	3.50%, due 2/1/42, #Q05996	462,064
362,470	3.50%, due 4/1/42, #Q07654	372,808
680,585	3.50%, due 5/1/42, #G08491	699,996
524,724	3.50%, due 6/1/42, #C09000	539,683
338,920	3.50%, due 6/1/42, #Q08641	348,586
368,268	3.50%, due 8/1/42, #Q10324	378,772
405,280	3.50%, due 6/1/43, #V80161	416,618
431,874	3.00%, due 8/1/43, #G08540	436,186
249,511	3.00%, due 8/1/43, #Q20559	252,003
135,836	3.50%, due 8/1/43, #Q21435	139,538
419,339	3.50%, due 2/1/44, #Q24712	430,837
1,176,377	4.00%, due 8/1/44, #G08601	1,222,506
959,546	3.00%, due 3/1/45, #G08631	969,127
1,334,671	3.00%, due 5/1/45, #G08640	1,347,998
724,780	3.00%, due 5/1/45, #Q33337	732,007
477,839	3.50%, due 11/1/45, #G08676	489,545
206,564	3.00%, due 12/1/46, #Q44655	208,446
1,015,555	3.00%, due 1/1/47, #G08741	1,023,814
531,275	3.00%, due 1/1/47, #Q45636	535,720
170,788	3.00%, due 2/1/47, #G08747	172,133
561,688	4.50%, due 3/1/47, #G08754	590,050
95,466	4.50%, due 3/1/47, #V83115	100,288
217,037	4.50%, due 4/1/47, #G08759	228,001
426,257	4.50%, due 11/1/47, #G61280	447,715
290,555	3.50%, due 2/1/48, #V83957	297,282
93,570	4.00%, due 3/1/48, #G08805	96,986
479,666	3.50%, due 4/1/48, #Q55213	490,569
531,665	4.50%, due 5/1/48, #G08820	558,267
153,147	4.00%, due 6/1/48, #G08817	158,919
370,132	4.50%, due 6/1/48, #V84282	388,671
672,649	4.00%, due 8/1/48, #Q58106	697,426
665,852	3.50%, due 9/1/48, #G08835	679,900
	FNMA Pool
219,498	3.00%, due 8/1/21, #AL0579	222,724
102,743	5.50%, due 7/1/22, #905040	104,976
360,096	4.50%, due 7/1/23, #254846	376,170
112,838	4.00%, due 12/1/25, #AH6058	116,620
117,483	4.00%, due 1/1/26, #AH3925	121,402
255,395	4.00%, due 5/1/26, #AH8174	264,003
399,589	3.00%, due 9/1/27, #AQ0333	406,970
280,506	2.50%, due 4/1/31, #BC4938	280,986
772,440	2.50%, due 10/1/31, #BC9305	773,053
793,133	2.50%, due 11/1/31, #BD9466	794,497
430,529	3.00%, due 12/1/32, #MA3218	436,857
383,526	3.50%, due 5/1/33, #BK5720	394,296
418,274	3.50%, due 5/1/33, #BK5745	430,020
439,673	3.50%, due 5/1/33, #MA3364	452,019
53,528	3.50%, due 6/1/33, #BK5999	55,031
113,596	5.00%, due 5/1/36, #745515	122,079
118,925	6.00%, due 6/1/37, #888413	133,395
365	5.00%, due 1/1/39, #AA0862	387

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
U.S. Government Securities 95.8% (continued)
	FNMA Pool (continued)
$598,755	4.00%, due 12/1/39, #AE0215	$623,107
166,833	5.00%, due 5/1/40, #AD6374	179,782
106,583	4.00%, due 10/1/40, #AE6057	110,946
209,975	4.00%, due 12/1/40, #MA0583	218,601
106,083	4.00%, due 11/1/41, #AJ4668	110,445
194,850	4.00%, due 11/1/41, #AJ5643	202,864
142,699	4.00%, due 4/1/42, #MA1028	148,544
990,123	3.50%, due 7/1/43, #AB9774	1,017,316
1,103,102	3.00%, due 8/1/43, #AU3363	1,113,365
266,496	4.00%, due 6/1/44, #AW4979	276,766
443,078	4.00%, due 9/1/44, #AS3392	460,113
376,141	4.00%, due 11/1/44, #AS3903	390,573
309,167	4.00%, due 11/1/44, #AS3906	321,045
359,096	3.00%, due 4/1/45, #AS4774	362,440
572,111	3.50%, due 4/1/45, #AY3376	585,730
189,567	3.00%, due 5/1/45, #AY6042	191,332
273,998	3.00%, due 6/1/45, #AZ0171	276,550
1,406,562	3.00%, due 6/1/45, #AZ0504	1,419,660
649,932	3.00%, due 6/1/45, #AZ2754	655,984
619,098	3.50%, due 8/1/45, #AS5699	633,836
305,262	3.50%, due 9/1/45, #AS5722	312,529
876,393	3.00%, due 10/1/45, #AZ6877	884,555
1,536,679	3.50%, due 12/1/45, #BA2275	1,573,264
1,114,152	3.50%, due 12/1/45, #MA2471	1,140,676
691,240	3.50%, due 3/1/46, #MA2549	707,637
1,412,131	3.00%, due 7/1/46, #MA2670	1,424,995
818,730	3.00%, due 9/1/46, #AS7904	826,020
79,527	4.00%, due 2/1/47, #BE7985	82,494
257,179	3.00%, due 4/1/47, #AS9448	259,330
337,201	4.00%, due 4/1/47, #MA2960	349,766
434,779	3.00%, due 5/1/47, #AS9562	438,269
498,628	4.00%, due 5/1/47, #AS9487	517,205
442,975	3.50%, due 8/1/47, #MA3087	453,108
837,940	3.50%, due 9/1/47, #MA3120	857,108
562,198	4.50%, due 11/1/47, #BJ1795	594,327
1,407,641	3.50%, due 3/1/48, #MA3305	1,440,177
217,449	4.50%, due 4/1/48, #MA3334	228,155
1,039,551	4.50%, due 5/1/48, #BM4135	1,090,377
928,100	4.00%, due 6/1/48, #MA3384	961,666
1,202,849	4.00%, due 7/1/48, #MA3415	1,243,321
95,337	4.00%, due 8/1/48, #BK1103	98,814
897,512	4.00%, due 8/1/48, #BK5416	930,375
871,041	4.00%, due 10/1/48, #MA3495	902,633
856,127	4.50%, due 10/1/48, #MA3496	894,377
861,693	4.50%, due 11/1/48, #MA3522	900,802
793,943	4.00%, due 1/1/49, #BN3956	820,451
877,858	4.00%, due 2/1/49, #MA3592	907,998
	FNMA TBA (c)
900,000	4.00%, due 6/15/40	928,898
900,000	3.50%, due 6/15/41	917,895
	GNMA Pool
126,339	4.50%, due 5/15/39, #717066	134,925
189,320	5.50%, due 6/15/39, #714720	208,394
198,880	4.50%, due 7/15/39, #720160	212,490
479,387	5.00%, due 9/15/39, #726311	519,349
533,312	4.00%, due 6/15/45, #AM8608	553,693
317,603	4.00%, due 2/15/46, #AR3772	333,360
38,807	4.00%, due 5/15/46, #AT7406	40,289
429,056	4.00%, due 10/15/46, #AQ0545	446,680
330,382	4.00%, due 12/15/46, #AQ0562	343,949
18,323	4.00%, due 12/15/46, #AQ0563	19,082
1,015,016	3.00%, due 5/15/47, #AW1730	1,032,216
196,309	3.00%, due 5/15/47, #AZ5535	199,635
458,673	3.00%, due 8/15/47, #AZ5554	466,448
1,252,256	3.50%, due 11/15/47, #BD4824	1,288,259
1,003,799	4.00%, due 11/15/47, #BB3817	1,042,130
		63,700,512
Total Mortgage Backed Securities
(cost $63,463,112)		64,512,241

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Shares/
Principal Amount			Value
SHORT-TERM INVESTMENTS 5.5%

Money Market Fund 1.0%
688,953	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 2.27% (b)		$688,953

U.S. Treasury Bills 4.5%
$2,000,000	1.88%, due 6/13/19 (e)		1,998,746
1,000,000	2.09%, due 6/25/19 (e)		998,604
			2,997,350
Total Short-Term Investments
(cost $3,685,849)			3,686,303
Total Investments
(cost $67,148,961)		102.5%	68,198,544
Liabilities less Other Assets		(2.5)%	(1,660,505)
TOTAL NET ASSETS		100.0%	$66,538,039

(a)	Variable rate security. The coupon is based on an underlying pool of loans. Rate shown reflects the rate in effect as of May 31, 2019.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2019.
(c)	Security purchased on a when-issued basis. As of May 31, 2019, the total cost of investments purchased on a when-issued basis was $1,846,793 or 2.78% of total net assets.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of May 31, 2019, the value of these investments was $811,729 or 1.22% of total net assets.

(e)	Rate shown is the discount rate at May 31, 2019.

TBA – To Be Announced
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2019
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 96.5%

Advertising & Marketing 0.7%
	Lamar Media Corp.
$520,000	5.75%, due 2/1/26	$545,678

Aerospace/Defense 1.6%
	TransDigm, Inc.
700,000	6.00%, due 7/15/22	705,250
	Triumph Group, Inc.
590,000	7.75%, due 8/15/25	572,300
		1,277,550
Auto Parts Manufacturing 1.0%
	Truck Hero, Inc.
750,000	8.50%, due 4/21/24 (b)	751,875

Biotechnology 0.9%
	Sotera Health Topco, Inc.
710,000	8.125% Cash or 8.875% PIK,
	due 11/1/21 (b) (e)	706,450

Building Materials 0.6%
	U.S. Concrete, Inc.
470,000	6.375%, due 6/1/24	480,575

Casinos and Gaming 0.4%
	Scientific Games
	International, Inc.
300,000	5.00%, due 10/15/25 (b)	294,864

Chemicals 8.2%
	CF Industries, Inc.
650,000	3.45%, due 6/1/23	634,563
	Consolidated Energy Finance SA
400,000	6.875%, due 6/15/25 (b)	404,000
300,000	6.50%, due 5/15/26 (b)	297,750
	CSTN Merger Sub, Inc.
690,000	6.75%, due 8/15/24 (b)	643,425
	Hexion Inc./Hexion
	Nova Scotia Finance ULC
400,000	9.00%, due 11/15/20 (g)	81,500
	Hexion U.S. Finance Corp.
380,000	6.625%, due 4/15/20 (g)	305,900
	Kissner Milling Company Ltd.
690,000	8.375%, due 12/1/22 (b)	719,325
	Koppers, Inc.
710,000	6.00%, due 2/15/25 (b)	670,506
	Neon Holdings, Inc.
775,000	10.125%, due 4/1/26 (b)	776,938
	OCI NV
625,000	6.625%, due 4/15/23 (b)	640,625
	Starfruit Finco BV /
	Starfruit US Holdco LLC
275,000	8.00%, due 10/1/26 (b)	270,188
	TPC Group, Inc.
925,000	8.75%, due 12/15/20 (b)	913,438
		6,358,158
Commercial and Service Industry
Machinery Manufacturing 0.7%
	ATS Automation Tooling
	Systems, Inc.
500,000	6.50%, due 6/15/23 (b)	515,625

Communications Equipment 1.7%
	Anixter, Inc.
500,000	6.00%, due 12/1/25 (b)	530,000
	CommScope Technologies LLC
500,000	6.00%, due 6/15/25 (b)	456,010
	Plantronics, Inc.
350,000	5.50%, due 5/31/23 (b)	347,813
		1,333,823
Construction Machinery 0.8%
	Jurassic Holdings III
600,000	6.875%, due 2/15/21 (b)	598,500

Construction Materials Manufacturing 0.9%
	Boise Cascade Co.
440,000	5.625%, due 9/1/24 (b)	442,200

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Construction Materials Manufacturing 0.9% (continued)
	Northwest Hardwoods, Inc.
$400,000	7.50%, due 8/1/21 (b)	$246,000
		688,200
Consumer Cyclical Services 0.6%
	APX Group, Inc.
538,000	8.75%, due 12/1/20	505,720

Consumer Finance 0.8%
	Cardtronics, Inc.
600,000	5.50%, due 5/1/25 (b)	591,750

Consumer Services 5.9%
	AMN Healthcare, Inc.
350,000	5.125%, due 10/1/24 (b)	348,250
	Aramark Services, Inc.
300,000	5.00%, due 2/1/28 (b)	297,563
	Carriage Services, Inc.
450,000	6.625%, due 6/1/26 (b)	461,628
	Cimpress NV
835,000	7.00%, due 6/15/26 (b)	828,737
	LSC Communications, Inc.
550,000	8.75%, due 10/15/23 (b)	572,688
	Prime Security Services
	Borrower LLC / Prime
	Finance, Inc.
700,000	5.25%, due 4/15/24 (b)	688,646
	Quad Graphics, Inc.
800,000	7.00%, due 5/1/22	824,000
	Stonemor Partners LP
600,000	7.875%, due 6/1/21	546,000
		4,567,512
Containers and Packaging 6.2%
	ARD Finance S.A.
550,000	7.125% Cash or 7.875% PIK,
	due 9/15/23 (e)	541,750
	Berry Global Escrow Corp.
250,000	5.625%, due 7/15/27 (b)	253,225
	BWAY Holding Co.
590,000	5.50%, due 4/15/24 (b)	578,996
	Cascades, Inc.
54,000	5.50%, due 7/15/22 (b)	54,135
153,000	5.75%, due 7/15/23 (b)	154,147
	Crown Americas LLC/Crown
	Americas Capital Corp V
300,000	4.25%, due 9/30/26	291,375
	Crown Americas LLC / Crown
	Americas Capital Corp VI
150,000	4.75%, due 2/1/26	151,200
	Flex Acquisition Co., Inc.
150,000	7.875%, due 7/15/26 (b)	135,375
	Greif, Inc.
150,000	6.50%, due 3/1/27 (b)	151,125
	Multi-Color Corp.
580,000	6.125%, due 12/1/22 (b)	597,400
	Pactiv LLC
500,000	8.375%, due 4/15/27	515,000
	Plastipak Holdings, Inc.
650,000	6.25%, due 10/15/25 (b)	586,625
	W/S Packaging Holdings, Inc.
700,000	9.00%, due 4/15/23 (b)	756,000
		4,766,353
Distributors 0.8%
	Ferrellgas Partners LP
575,000	6.50%, due 5/1/21	511,750
	IAA Spinco, Inc.
100,000	5.50%, due 6/15/27 (b)	101,749
		613,499
Diversified Manufacturing 0.8%
	Griffon Corp.
600,000	5.25%, due 3/1/22	599,250

Electrical Equipment Manufacturing 0.9%
	Itron, Inc.
690,000	5.00%, due 1/15/26 (b)	689,137

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Financial Services 2.6%
	Arrow Bidco LLC
$750,000	9.50%, due 3/15/24 (b)	$746,250
	LPL Holdings, Inc.
650,000	5.75%, due 9/15/25 (b)	654,875
	Trident Merger Sub, Inc.
700,000	6.625%, due 11/1/25 (b)	644,000
		2,045,125
Food and Beverage 4.7%
	Clearwater Seafoods, Inc.
670,000	6.875%, due 5/1/25 (b)	664,137
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b)	353,800
	Matterhorn Merger Sub LLC /
	Matterhorn Finance Sub, Inc.
750,000	8.50%, due 6/1/26 (b)	663,750
	Pilgrim’s Pride Corp.
700,000	5.75%, due 3/15/25 (b)	710,500
	Sigma Holdco BV
650,000	7.875%, due 5/15/26 (b)	604,500
	Simmons Foods, Inc.
600,000	7.75%, due 1/15/24 (b)	639,000
		3,635,687
Forest and Paper
Products Manufacturing 0.8%
	Schweitzer-Mauduit
	International, Inc.
600,000	6.875%, due 10/1/26 (b)	609,000

Hardware 0.9%
	Everi Payments Inc.
700,000	7.50%, due 12/15/25 (b)	726,250

Health Care Facilities and Services 1.1%
	Eagle Holding Co II LLC
150,000	7.75% Cash or 7.75% PIK,
	due 5/15/22 (b) (e)	151,312
	Hadrian Merger Sub, Inc.
700,000	8.50%, due 5/1/26 (b)	662,375
		813,687
Home Improvement 1.7%
	Apex Tool Group LLC/
	BC Mountain Finance, Inc.
700,000	9.00%, due 2/15/23 (b)	649,250
	ServiceMaster Co. LLC
650,000	7.45%, due 8/15/27	692,250
		1,341,500
Homebuilders 1.3%
	Williams Scotsman
	International, Inc.
1,000,000	6.875%, due 8/15/23 (b)	1,002,500

Industrial – Other 3.8%
	Brand Energy &
	Infrastructure Services, Inc.
650,000	8.50%, due 7/15/25 (b)	554,125
	Cleaver-Brooks, Inc.
825,000	7.875%, due 3/1/23 (b)	794,063
	H&E Equipment Services, Inc.
410,000	5.625%, due 9/1/25	408,257
	New Enterprise
	Stone & Lime Co., Inc.
400,000	6.25%, due 3/15/26 (b)	398,000
	United Rentals
	North America, Inc.
500,000	6.50%, due 12/15/26	531,250
250,000	5.50%, due 5/15/27	252,812
		2,938,507
Machinery Manufacturing 3.9%
	Amsted Industries, Inc.
300,000	5.375%, due 9/15/24 (b)	303,000
250,000	5.625%, due 7/1/27 (b)	252,497
	JPW Industries Holding Corp.
600,000	9.00%, due 10/1/24 (b)	565,500
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (f)	455,000
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
700,000	7.75%, due 4/15/26 (b)	625,625

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Machinery Manufacturing 3.9% (continued)
	Titan International, Inc.
$1,000,000	6.50%, due 11/30/23	$861,875
		3,063,497
Manufactured Goods 3.5%
	FXI Holdings, Inc.
700,000	7.875%, due 11/1/24 (b)	638,750
	Grinding Media Inc./ MC
	Grinding Media Canada, Inc.
650,000	7.375%, due 12/15/23 (b)	607,750
	Mueller Industries, Inc.
500,000	6.00%, due 3/1/27	495,000
	Optimas OE Solutions, Inc.
400,000	8.625%, due 6/1/21 (b)	369,000
	Park-Ohio Industries, Inc.
620,000	6.625%, due 4/15/27	612,250
		2,722,750
Media Non-Cable 0.8%
	R.R. Donnelley & Sons Co.
648,000	6.50%, due 11/15/23	641,520

Medical Equipment and
Supplies Manufacturing 0.8%
	Vista Outdoor, Inc.
650,000	5.875%, due 10/1/23	615,082

Metals and Mining 4.9%
	American Gilsonite Co.
444,559	17.000% Cash or 17.000% PIK,
	due 12/31/21 (b) (e) (f)	427,888
	Emeco Pty Ltd.
588,879	9.25%, due 3/31/22	618,323
	Mineral Resources Ltd.
750,000	8.125%, due 5/1/27 (b)	755,393
	Rain CII Carbon LLC/
	CII Carbon Corp.
650,000	7.25%, due 4/1/25 (b)	598,000
	SunCoke Energy Partners LP/
	SunCoke Energy Partners
	Finance Corp.
710,000	7.50%, due 6/15/25 (b)	702,012
	TMS International Corp.
700,000	7.25%, due 8/15/25 (b)	684,250
		3,785,866
Oil and Gas Extraction 0.7%
	Welltec A/S
550,000	9.50%, due 12/1/22 (b)	536,250

Oil and Gas Services and Equipment 1.7%
	Archrock Partners LP / Archrock
	Partners Finance Corp.
275,000	6.875%, due 4/1/27 (b)	283,250
	Nine Energy Service, Inc.
150,000	8.75%, due 11/1/23 (b)	149,250
	USA Compression Partners LP/
	USA Compression
	Finance Corp.
635,000	6.875%, due 4/1/26	654,050
250,000	6.875%, due 9/1/27 (b)	256,563
		1,343,113
Paper 3.0%
	Clearwater Paper Corp.
710,000	4.50%, due 2/1/23	667,400
	Mercer International, Inc.
60,000	6.50%, due 2/1/24	61,500
690,000	5.50%, due 1/15/26	682,928
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)	244,000
	Rayonier A.M. Products, Inc.
800,000	5.50%, due 6/1/24 (b)	649,608
		2,305,436
Pipelines 1.9%
	Exterran Partners, L.P.
100,000	6.00%, due 10/1/22	100,500

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Pipelines 1.9% (continued)
	Rose Rock Midstream, L.P.
$700,000	5.625%, due 7/15/22	$696,500
	Summit Midstream
	Holdings, LLC
220,000	5.50%, due 8/15/22	213,950
	TransMontaigne Partners LP/
	TLP Finance Corp.
500,000	6.125%, due 2/15/26	487,500
		1,498,450
Publishing and Broadcasting 2.2%
	Salem Media Group, Inc.
420,000	6.75%, due 6/1/24 (b)	373,800
	Townsquare Media, Inc.
640,000	6.50%, due 4/1/23 (b)	632,000
	Urban One, Inc.
700,000	7.375%, due 4/15/22 (b)	691,250
		1,697,050
Railroad 1.2%
	Watco Companies, Inc.
900,000	6.375%, due 4/1/23 (b)	913,500

Real Estate 1.4%
	GEO Group, Inc.
580,000	5.125%, due 4/1/23	548,100
	Iron Mountain, Inc.
620,000	4.875%, due 9/15/27 (b)	585,900
		1,134,000
Refining and Marketing 1.7%
	Calumet Specialty Products
	Partners LP / Calumet
	Finance Corp.
650,000	7.75%, due 4/15/23	611,000
	Sunoco LP/Sunoco
	Finance Corp.
700,000	5.50%, due 2/15/26	708,750
		1,319,750
Retail – Consumer Discretionary 3.9%
	Beacon Roofing Supply, Inc.
480,000	6.375%, due 10/1/23	496,800
	Hertz Corp.
700,000	5.875%, due 10/15/20	696,937
	Hillman Company, Inc.
1,050,000	6.375%, due 7/15/22 (b)	960,750
	Party City Holdings, Inc.
650,000	6.625%, due 8/1/26 (b)	648,375
	Reliance Intermediate Holdings
210,000	6.50%, due 4/1/23 (b)	215,775
		3,018,637
Software and Services 3.5%
	Ascend Learning LLC
570,000	6.875%, due 8/1/25 (b)	575,700
	Donnelley Financial
	Solutions, Inc.
580,000	8.25%, due 10/15/24	594,500
	Exela Intermediate LLC/
	Exela Finance, Inc.
500,000	10.00%, due 7/15/23 (b)	398,750
	RP Crown Parent, LLC
590,000	7.375%, due 10/15/24 (b)	615,252
	Sophia, L.P.
550,000	9.00%, due 9/30/23 (b)	569,250
		2,753,452
Transportation and Logistics 2.7%
	J.B. Poindexter & Co., Inc.
650,000	7.125%, due 4/15/26 (b)	666,250
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21	633,750
	Mobile Mini, Inc.
750,000	5.875%, due 7/1/24	771,562
		2,071,562
Transportation Services 1.5%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (b)	593,250

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount/ Shares			Value
Transportation Services 1.5% (continued)
	OPE KAG Finance Sub, Inc.
$650,000	7.875%, due 7/31/23 (b)		$617,500
			1,210,750
Utilities 2.4%
	Amerigas Partners LP
370,000	5.50%, due 5/20/25		377,881
	Rockpoint Gas
	Storage Canada Ltd.
750,000	7.00%, due 3/31/23 (b)		758,438
	Superior Plus LP / Superior
	General Partner, Inc.
700,000	7.00%, due 7/15/26 (b)		715,974
			1,852,293
Waste and Environment
Services and Equipment 2.3%
	CD&R Waterworks
	Merger Sub LLC
460,000	6.125%, due 8/15/25 (b)		456,550
	GFL Environmental Inc.
200,000	5.625%, due 5/1/22 (b)		199,500
500,000	7.00%, due 6/1/26 (b)		482,350
	Waste Pro USA, Inc.
700,000	5.50%, due 2/15/26 (b)		696,500
			1,834,900
Wireline Telecommunications Services 2.1%
	Consolidated
	Communications, Inc.
330,000	6.50%, due 10/1/22		302,775
	HC2 Holdings, Inc.
500,000	11.50%, due 12/1/21 (b)		437,500
	West Corp.
560,000	5.375%, due 7/15/22 (b)		546,000
	Zayo Group, LLC
350,000	6.375%, due 5/15/25		361,375
			1,647,650
Total Corporate Bonds
(cost $77,680,658)			74,962,283

RIGHTS 0.0%
	Momentive Performance Escrow
235,000	8.875%, due 10/15/20 (c) (d)		—

SHORT-TERM INVESTMENTS 2.5%
1,920,933	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 2.27% (a)		1,920,933
Total Short-Term Investments
(cost $1,920,933)			1,920,933
Total Investments
(cost $79,601,591)		99.0%	76,883,216
Other Assets less Liabilities		1.0%	788,735
TOTAL NET ASSETS		100.0%	$77,671,951

(a)	Rate shown is the 7-day annualized yield as of May 31, 2019.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of May 31, 2019, the value of these investments was $51,754,095 or 66.63% of total net assets.

(c)
Restricted security. The escrow shares were received through a distribution for the purpose of receiving future distributions from the plan of reorganization. As of May 31, 2019, the security had a cost and value of $0 (0.0% of total net assets).

(d)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees. Value determined using significant unobservable inputs.
(e)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(f)	Security is considered illiquid. As of May 31, 2019, the value of these investments were $882,888 or 1.14% of net assets.
(g)	Security is in default.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2019
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Assets:
Investments in securities, at value
(cost $147,196,130, $67,148,961, and $79,601,591, respectively)	$152,264,075	$68,198,544	$76,883,216
Receivable for fund shares sold	241,595	54,348	—
Interest receivable	1,747,660	186,087	1,436,051
Due from investment adviser (Note 4)	—	6,505	976
Prepaid expenses	22,926	12,268	14,405
Total assets	154,276,256	68,457,752	78,334,648

Liabilities:
Payable for securities purchased	1,129,861	1,840,606	600,000
Payable for fund shares redeemed	105,040	23,070	—
Due to Custodian	—	—	10,518
Administration fees	12,126	10,213	10,657
Custody fees	2,662	3,520	1,271
Transfer agent fees and expenses	11,475	10,498	7,019
Fund accounting fees	22,728	14,287	15,728
Audit fees	10,214	10,215	10,166
Chief Compliance Officer fee	2,613	2,613	2,611
Trustees’ fees and expenses	1,226	1,322	1,242
Accrued expenses	7,583	3,369	3,485
Total liabilities	1,305,528	1,919,713	662,697
Net Assets	$152,970,728	$66,538,039	$77,671,951

Net Assets Consist of:
Paid-in capital	$153,206,637	$67,058,577	$80,248,764
Total distributable earnings	(235,909)	(520,538)	(2,576,813)
Net Assets	$152,970,728	$66,538,039	$77,671,951

Net Asset Value, Offering Price and Redemption Price Per Share	$9.28	$9.49	$9.52

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	16,487,615	7,014,894	8,158,994

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2019
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Investment Income:
Interest	$3,212,592	$984,124	$2,620,478
Total investment income	3,212,592	984,124	2,620,478

Expenses:
Fund accounting fees (Note 4)	40,290	30,290	31,422
Transfer agent fees and expenses (Note 4)	29,564	19,446	12,343
Administration fees (Note 4)	21,241	18,860	19,295
Registration fees	12,759	10,773	6,340
Audit fees	10,155	10,155	10,156
Custody fees (Note 4)	7,081	7,339	3,555
Trustees’ fees and expenses	7,803	7,534	7,356
Chief Compliance Officer fee (Note 4)	5,031	5,030	5,028
Legal fees	3,328	3,040	2,893
Reports to shareholders	4,323	1,701	1,682
Insurance	1,672	1,016	555
Interest expense (Note 6)	24	2	—
Miscellaneous	2,715	2,142	6,317
Total expenses	145,986	117,328	106,942
Less: Expense reimbursement from adviser (Note 4)	(7,413)	(45,874)	(11,909)
Net expenses	138,573	71,454	95,033
Net investment income	3,074,019	912,670	2,525,445

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	(17,041)	2,136	113,025
Net change in unrealized appreciation/(depreciation) on investments	10,198,622	2,199,839	937,034
Net gain on investments	10,181,581	2,201,975	1,050,059
Net increase in net assets resulting from operations	$13,255,600	$3,114,645	$3,575,504

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$3,074,019	$7,629,091
Net realized loss on investments	(17,041)	(1,665,405)
Net change in unrealized appreciation/(depreciation) on investments	10,198,622	(12,595,930)
Net increase/(decrease) in net assets resulting from operations	13,255,600	(6,632,244)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(3,093,772)	(7,642,647)
Total dividends and distributions	(3,093,772)	(7,642,647)

Capital Share Transactions:
Net proceeds from shares sold	16,508,567	42,846,132
Distributions reinvested	2,513,863	5,828,550
Payment for shares redeemed	(24,788,335)	(92,478,592)
Net decrease in net assets from capital share transactions	(5,765,905)	(43,803,910)
Total increase/(decrease) in net assets	4,395,923	(58,078,801)

Net Assets, Beginning of Period	148,574,805	206,653,606
Net Assets, End of Period	$152,970,728	$148,574,805

Transactions in Shares:
Shares sold	1,840,505	4,696,417
Shares issued on reinvestment of distributions	278,256	646,637
Shares redeemed	(2,769,750)	(10,318,214)
Net decrease in shares outstanding	(650,989)	(4,975,160)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$912,670	$1,733,608
Net realized gain/(loss) on investments	2,136	(648,454)
Net change in unrealized appreciation/(depreciation) on investments	2,199,839	(1,663,220)
Net increase/(decrease) in net assets resulting from operations	3,114,645	(578,066)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(978,842)	(1,831,574)
Total dividends and distributions	(978,842)	(1,831,574)

Capital Share Transactions:
Net proceeds from shares sold	9,518,929	15,637,585
Distributions reinvested	533,280	890,274
Payment for shares redeemed	(5,854,432)	(23,632,579)
Net increase/(decrease) in net assets from capital share transactions	4,197,777	(7,104,720)
Total increase/(decrease) in net assets	6,333,580	(9,514,360)

Net Assets, Beginning of Period	60,204,459	69,718,819
Net Assets, End of Period	$66,538,039	$60,204,459

Transactions in Shares:
Shares sold	1,016,342	1,677,737
Shares issued on reinvestment of distributions	56,837	96,016
Shares redeemed	(626,609)	(2,553,763)
Net increase/(decrease) in shares outstanding	446,570	(780,010)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Statements of Changes in Net Assets

	Six Months Ended	December 26, 2017*
	May 31, 2019	through
	(Unaudited)	November 30, 2018
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$2,525,445	$4,182,220
Net realized gain on investments	113,025	347,903
Net change in unrealized appreciation/(depreciation) on investments	937,034	(4,631,488)
Net increase/(decrease) in net assets resulting from operations	3,575,504	(101,365)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(2,886,051)	(4,140,980)
Total dividends and distributions	(2,886,051)	(4,140,980)

Capital Share Transactions:
Net proceeds from shares sold	1,463,530	8,256,239
Net proceeds from transfer in-kind	—	65,639,784
Distributions reinvested	2,886,052	4,140,980
Payment for shares redeemed	(1,160,847)	(895)
Net increase in net assets from capital share transactions	3,188,735	78,036,108
Total increase in net assets	3,878,188	73,793,763

Net Assets, Beginning of Period	73,793,763	—
Net Assets, End of Period	$77,671,951	$73,793,763

Transactions in Shares:
Shares sold	153,377	832,790
Shares issued in connection with transfer in-kind	—	6,563,978
Shares issued on reinvestment of distributions	305,987	423,534
Shares redeemed	(120,581)	(91)
Net increase in shares outstanding	338,783	7,820,211

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2019
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$8.67		$9.35	$9.07	$8.97	$9.57	$9.48

Income From Investment Operations:
Net investment income	0.19		0.37	0.35	0.36	0.36	0.37
Net realized and unrealized gain/(loss) on investments	0.61		(0.68)	0.28	0.10	(0.55)	0.43
Total from investment operations	0.80		(0.31)	0.63	0.46	(0.19)	0.80

Less Distributions:
Distributions from net investment income	(0.19)		(0.37)	(0.35)	(0.36)	(0.36)	(0.37)
Distributions from net realized gains on investments	—		—	—	—	(0.05)	(0.34)
Total distributions	(0.19)		(0.37)	(0.35)	(0.36)	(0.41)	(0.71)

Net asset value, end of period	$9.28		$8.67	$9.35	$9.07	$8.97	$9.57

Total Return	9.26	%++	-3.44%	7.10%	5.18%	-2.08%	8.85%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$152,971		$148,575	$206,654	$223,040	$225,946	$239,734
Ratio of expenses to average net assets:
Net of expense reimbursement	0.19	%+	0.16%^	0.15%	0.15%	0.15%	0.02%*
Before expense reimbursement	0.20	%+	0.17%	0.17%	0.17%	0.16%	0.15%
Ratio of net investment income to average net assets:
Net of expense reimbursement	4.12	%+	3.97%	3.81%	3.90%	3.87%	3.86%
Before expense reimbursement	4.11	%+	3.96%	3.79%	3.88%	3.86%	3.73%
Portfolio turnover rate	3	%++	15%	11%	31%	18%	18%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.
^	Effective March 30, 2018, the expense cap increased from 0.15% to 0.19%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2019
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.17		$9.49	$9.56	$9.70	$9.82	$9.65

Income From Investment Operations:
Net investment income	0.14		0.24	0.25	0.25	0.24	0.29
Net realized and unrealized gain/(loss) on investments	0.33		(0.31)	(0.05)	(0.11)	(0.09)	0.20
Total from investment operations	0.47		(0.07)	0.20	0.14	0.15	0.49

Less Distributions:
Distributions from net investment income	(0.15)		(0.25)	(0.27)	(0.28)	(0.27)	(0.32)
Total distributions	(0.15)		(0.25)	(0.27)	(0.28)	(0.27)	(0.32)

Net asset value, end of period	$9.49		$9.17	$9.49	$9.56	$9.70	$9.82

Total Return	5.12	%++	-0.72%	2.09%	1.48%	1.54%	5.17%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$66,538		$60,204	$69,719	$87,877	$96,068	$97,345
Ratio of expenses to average net assets:
Net of expense reimbursement	0.23	%+	0.21%†	0.17%^	0.15%	0.15%	0.03%*
Before expense reimbursement	0.38	%+	0.34%	0.39%	0.32%	0.29%	0.29%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.94	%+	2.53%	2.49%	2.59%	2.43%	2.94%
Before expense reimbursement	2.79	%+	2.40%	2.27%	2.42%	2.29%	2.68%
Portfolio turnover rate	6	%++	239%	151%	67%	161%	160%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.
^	Effective March 30, 2017, the expense cap increased from 0.15% to 0.18%.
†	Effective March 30, 2018, the expense cap increased from 0.18% to 0.23%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Financial Highlights

	Six Months Ended		December 26, 2017*
	May 31, 2019		through
	(Unaudited)		November 30, 2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.44		$10.00

Income From Investment Operations:
Net investment income	0.27		0.56
Net realized and unrealized gain/(loss) on investments	0.17		(0.56)
Total from investment operations	0.44		0.00

Less Distributions:
Distributions from net investment income	(0.32)		(0.56)
Distributions from net realized gains on investments	(0.04)		—
Total distributions	(0.36)		(0.56)

Net asset value, end of period	$9.52		$9.44

Total Return	4.78	%++	-0.07	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$77,672		$73,794
Ratio of expenses to average net assets:
Net of expense reimbursement	0.25	%+	0.23	%+^
Before expense reimbursement	0.28	%+	0.30	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	6.64	%+	6.23	%+
Before expense reimbursement	6.61	%+	6.16	%+
Portfolio turnover rate	11	%++	22	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^	Effective March 30, 2018, the expense cap increased from 0.18% to 0.25%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2019
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017, prior to which, its only activity was a transfer in-kind of securities and cash. This transfer in-kind was nontaxable, whereby the Fund issued 6,563,978 shares on December 26, 2017. The fair value and cost of securities received by the Fund was $61,624,087 and $60,648,008, respectively. In addition, the Fund received $4,015,697 of cash and interest receivable. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

PIA Funds
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018, or expected to be taken in the Funds’ 2019 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a Fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

PIA Funds
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2019, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclose in the Funds’ financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities. As of May 31, 2019, the High Yield (MACS) Fund held investments in illiquid securities with a total value of $882,888 or 1.14% of total net assets:

		Dates	Cost
Security	Par Value	Acquired	Basis
American Gilsonite Co. Purchase-in-Kind Notes	$444,559	1/17-1/19	$455,916
MAI Holdings, Inc.	700,000	11/18	682,747

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of May 31, 2019, Pacific Income Advisers, Inc., the adviser, has determined that all the Rule 144A securities held by the Funds, except the securities listed below, are considered liquid.

		Dates	Cost
Security	Par Value	Acquired	Basis
American Gilsonite Co. Purchase-in-Kind Notes	$444,559	1/17-1/19	$455,916
MAI Holdings, Inc.	700,000	11/18	682,747

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2019:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$137,307,555	$—	$137,307,555
Sovereign Bonds	—	10,226,002	—	10,226,002
U.S. Government Agencies and Instrumentalities	—	2,218,519	—	2,218,519
Total Fixed Income	—	149,752,076	—	149,752,076
Short-Term Investments	2,511,999	—	—	2,511,999
Total Investments	$2,511,999	$149,752,076	$—	$152,264,075

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$811,729	$—	$811,729
Mortgage-Backed Securities -
U.S. Government Agencies	—	63,700,512	—	63,700,512
Total Fixed Income	—	64,512,241	—	64,512,241
Short-Term Investments	688,953	2,997,350	—	3,686,303
Total Investments	$688,953	$67,509,591	$—	$68,198,544

High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$74,962,283	$—	$74,962,283
Total Fixed Income	—	74,962,283	—	74,962,283
Short-Term Investments	1,920,933	—	—	1,920,933
Total Investments	$1,920,933	$74,962,283	$—	$76,883,216

Refer to each Fund’s schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at May 31, 2019, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA BBB Bond Fund, the PIA MBS Bond Fund, and the PIA High Yield (MACS) Fund held no Level 3 securities during the period ended May 31, 2019.

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement

PIA Funds
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has temporarily agreed to limit the total expenses of the BBB Bond Fund, MBS Bond Fund and High Yield (MACS) Fund to an annual rate of 0.19%, 0.23% and 0.25%, respectively, of each Fund’s average daily net assets through at least March 29, 2020. The Adviser may not recoup expense reimbursements in future periods.  For the six months ended May 31, 2019, the Adviser absorbed Fund expenses in the amount of $7,413, $45,874 and $11,909 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the six months ended May 31, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator. Fees paid by the Funds to U.S. Bank N.A. for custody services for the six months ended May 31, 2019 are disclosed in the Statement of Operations.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$2,332,471	$10,795,257	$2,179,812	$—
MBS Bond Fund	—	—	7,386,433	4,528,723
High Yield (MACS) Fund	10,998,560	9,190,810	—	—

PIA Funds
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Note 6 – Line of Credit
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a line of credit in the amounts of $15,000,000, $8,000,000 and $15,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2019, the High Yield (MACS) Fund did not draw upon its line of credit.  During the six months ended May 31, 2019, the BBB Bond Fund and the MBS Bond Fund drew on their lines of credit. The BBB Bond Fund and the MBS Bond Fund had an outstanding average daily balance of $3,973 and $253, paid a weighted average interest rate of 5.50% and 5.25%, and incurred interest expense of $24 and $2, respectively. The maximum amount outstanding for the BBB bond Fund and the MBS Bond Fund during the six months ended May 31, 2019 was $161,000 and $14,000, respectively. At May 31, 2019, the Funds had no outstanding loan amounts.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2019 and the year ended November 30, 2018 was as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund
	May 31, 2019	Nov. 30, 2018	May 31, 2019	Nov. 30, 2018	May 31, 2019	Nov. 30, 2018
Ordinary income	$3,093,772	$7,642,647	$978,842	$1,831,574	$2,730,270	$4,140,980
Long-term
capital gains	—	—	—	—	155,781	—

As of November 30, 2018, the components of capital on a tax basis were as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Cost of investments (a)	$151,940,959	$61,224,654	$76,144,143
Gross unrealized appreciation	2,197,457	206,895	233,869
Gross unrealized depreciation	(7,344,651)	(1,365,013)	(3,889,278)
Net unrealized depreciation (a)	(5,147,194)	(1,158,118)	(3,655,409)
Undistributed ordinary income	51,778	29,211	233,427
Undistributed long-term capital gain	—	—	155,716
Total distributable earnings	51,778	29,211	389,143
Other accumulated gains/(losses)	(5,302,321)	(1,527,434)	—
Total accumulated earnings/(losses)	$(10,397,737)	$(2,656,341)	$(3,266,266)

(a)
The difference between book-basis and tax-basis net unrealized depreciation in the BBB Bond Fund and the MBS Bond Fund is attributable primarily to wash sales. The book-basis and tax-basis net unrealized depreciation are the same for the High Yield (MACS) Fund.

At November 30, 2018, the BBB Bond Fund and the MBS Bond Fund had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Short-term capital losses	$640,748	$768,696	$—
Long-term capital losses	4,661,573	758,738	—

PIA Funds
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Interest Rate Risk. The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Funds may face a heightened level of interest rate risk.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

BBB Bond Fund

•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

PIA Funds
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

MBS Bond Fund

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities.  These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risk of TBA transactions are increased credit risk and increased overall investment exposure.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.  High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

PIA Funds
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

PIA Funds
Notice to Shareholders – May 31, 2019
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At a meeting held on December 5-6, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA BBB Bond Fund (the “BBB Fund”), the PIA MBS Bond Fund (the “MBS Fund”), and the PIA High Yield (MACS) Fund (the “High Yield Fund”) (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2018, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board took into account that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of July 31, 2018, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board noted that the High Yield Fund was newer and that it had not yet completed one year of performance. The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its peer universe.  The

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

Board took into account the Adviser’s views as to the reasons for each Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for each Fund.  In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

BBB Fund: The Board noted that the BBB Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-, three-, five-, and ten-year periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the BBB Fund.

MBS Fund: The Board noted that the MBS Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year, three-year, five-year and ten-year periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the MBS Fund.

High Yield Fund: The Board noted that the High Yield Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the year-to-date period.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the High Yield Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.  The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the Funds.

BBB Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2019, to maintain a minimal annual expense ratio for the Fund of 0.17%.  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board noted that the Adviser does not charge management fees to the BBB Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the BBB Fund.

MBS Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2019, to maintain a minimal annual expense ratio for the Fund of 0.23%.  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board also noted that the Adviser does not charge

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

management fees to the MBS Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the MBS Fund.

High Yield Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2019, to maintain a minimal annual expense ratio for the Fund of 0.25%.  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board also noted that the Adviser does not charge management fees to the High Yield Fund.  The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the High Yield Fund.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that since the Adviser does not charge a management fee to the Funds, and has temporarily agreed to absorb all but 0.17%, 0.23% and 0.25% of the BBB Fund’s, MBS Fund’s and High Yield Fund’s ordinary operating expenses, respectively, it did not appear that there were any additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds.  The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the BBB Fund, MBS Fund and High Yield Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the BBB Fund, MBS Fund and High Yield Fund would be in the best interests of the Funds and their shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Semi-Annual Report

May 31, 2019

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period from December 1, 2018 through May 31, 2019, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

For the six months ended May 31, 2019, the total return for the Fund, including the reinvestment of dividends and capital gains, was 1.62%. The Fund’s return was lower than the Fund’s benchmark index, the ICE BofAML 1-Year U.S. Treasury Note Index, which returned 1.71% for the same period.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.42% and the Fund’s net expense ratio is 0.39%. PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 29, 2020. The net expense is what the investor has paid.

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

During the six-month period ended May 31, 2019, the Fund had a shorter duration position and a more barbelled structure, relative to the Fund’s benchmark index. The Fund had a diversified allocation to fixed-rate and floating-rate investment grade corporate bonds, with maturities less than three years. The Fund was overweighted in floating rate government mortgage-backed securities, which provided the portfolio with a more defensive positioning as short-term interest rates increased.

Bond Market in Review

The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 3.1% for the first quarter of 2019, higher than the 2.2% during the fourth quarter of 2018. With the unemployment rate at 3.6% and inflation under control, the U.S. Federal Reserve Board (the “Fed”) tightened monetary policy. Inflation, as measured by the Consumer Price Index, was 1.8% year-over-year as of May 2019.

Yields on 2-year Treasury notes, 5-year Treasury bonds and 30-year Treasury bonds decreased by 51, 79 and 46 basis points (“bps”), respectively, from May 31, 2018 to May 31, 2019. The expectations that the Fed will stop increasing short-term rates, inflation remaining under control, volatility in oil prices and the strengthening of the U.S. dollar, all contributed to the inverted yield curve.

Spreads on BBB-rated bonds over Treasuries increased during the period from 149 bps to 166 bps. Option adjusted spreads on fixed rate agency MBS rose from 28 bps to 44 bps, as their average life shortened from 7.5 years to 5.2 years.

1

PIA Short-Term Securities Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the six-month period ended May 31, 2019. We look forward to reporting to you again with the annual report dated November 30, 2019.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The ICE BofAML 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

A yield curve is a curve that shows several yields or interest rates over different lengths of time for a similar debt security.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund
Expense Example – May 31, 2019
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/18 – 5/31/19).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.39% per the operating expenses limitation agreement.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/18	Value 5/31/19	Period 12/1/18 – 5/31/19*
Actual	$1,000.00	$1,016.20	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

3

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – May 31, 2019
(Unaudited)

Investments by Type
As a Percentage of Total Investments

4

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2019
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 55.0%

Aerospace and Defense 1.2%
	General Dynamics Corp.
$950,000	2.915% (3 Month LIBOR USD
	+ 0.380%), due 5/11/21 (e)	$954,137
	Rockwell Collins, Inc.
500,000	1.95%, due 7/15/19	499,524
	United Technologies Corp.
500,000	3.175% (3 Month LIBOR USD
	+ 0.650%), due 8/16/21 (e)	500,324
		1,953,985
Automobiles Manufacturing 2.2%
	American Honda Finance Corp.
1,000,000	2.00%, due 2/14/20	996,709
	BMW US Capitals, LLC
1,000,000	2.898% (3 Month
	LIBOR USD + 0.370%),
	due 8/14/20 (a) (e)	1,002,825
	General Motors
	Financial Co., Inc.
1,000,000	2.35%, due 10/4/19	998,395
	Harley-Davidson Financial
	Services, Inc.
500,000	3.022% (3 Month
	LIBOR USD + 0.500%),
	due 5/21/20 (a) (e)	500,125
		3,498,054
Banks 12.8%
	Bank of Montreal
500,000	2.10%, due 12/12/19	499,197
1,000,000	3.057% (3 Month LIBOR USD
	+ 0.460%), due 4/13/21 (e)	1,004,320
	Bank of Nova Scotia
500,000	2.15%, due 7/14/20	498,448
1,000,000	2.50%, due 1/8/21	1,002,323
	BB&T Corp.
2,000,000	3.181% (3 Month LIBOR USD
	+ 0.570%), due 6/15/20 (e)	2,007,835
	Citigroup, Inc.
2,000,000	2.45%, due 1/10/20	1,998,044
	Citizens Bank, N.A.
500,000	2.20%, due 5/26/20	497,767
	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)	1,007,200
	Goldman Sachs Bank USA/
	New York NY
2,000,000	3.20%, due 6/5/20	2,011,847
	JPMorgan Chase Bank NA
1,000,000	1.65%, due 9/23/19	997,661
	KeyBank NA
500,000	3.30%, due 2/1/22	510,825
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22	509,190
	PNC Bank NA
500,000	2.00%, due 5/19/20	497,873
	Regions Bank
	Birmingham Alabama
2,000,000	3.035% (3 Month LIBOR USD
	+ 0.500%), due 8/13/21 (e)	1,997,258
	Royal Bank of Canada
1,000,000	2.973% (3 Month LIBOR USD
	+ 0.390%), due 4/30/21 (e)	1,002,887
	SunTrust Bank
1,000,000	2.25%, due 1/31/20	997,494
	Toronto Dominion Bank
2,000,000	2.881% (3 Month LIBOR USD
	+ 0.280%), due 6/11/20 (e)	2,004,745
	Wells Fargo Bank NA
1,000,000	2.88% (SOFR + 0.480%),
	due 3/25/20 (e)	1,001,403
		20,046,317

The accompanying notes are an integral part of these financial statements.

5

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Cable and Satellite 0.6%
	Comcast Corp.
$1,000,000	2.922% (3 Month LIBOR USD
	+ 0.330%), due 10/1/20 (e)	$1,002,189

Chemicals 2.0%
	DowDuPont, Inc.
500,000	3.228% (3 Month LIBOR USD
	+ 0.710%), due 11/15/20 (e)	503,520
	PPG Industries, Inc.
1,000,000	3.60%, due 11/15/20	1,015,499
	Sherwin-Williams Co.
1,600,000	2.25%, due 5/15/20	1,593,065
		3,112,084
Commercial Finance 1.6%
	Aviation Capital Group LLC
2,000,000	3.470% (3 Month
	LIBOR USD + 0.950%),
	due 6/1/21 (a) (e)	2,006,845
500,000	3.253% (3 Month
	LIBOR USD + 0.670%),
	due 7/30/21 (a) (e)	498,900
		2,505,745
Construction Materials Manufacturing 1.0%
	Martin Marietta Materials, Inc.
500,000	3.173% (3 Month LIBOR USD
	+ 0.650%), due 5/22/20 (e)	500,188
	Vulcan Materials Co.
1,000,000	3.211% (3 Month LIBOR USD
	+ 0.600%), due 6/15/20 (e)	999,904
		1,500,092
Consumer Finance 1.3%
	American Express Co.
1,000,000	3.05% (3 Month LIBOR USD
	+ 0.525%), due 5/17/21 (e)	1,002,911
	American Express Credit Corp.
1,000,000	1.70%, due 10/30/19	996,270
		1,999,181
Consumer Products 0.3%
	The Estee Lauder Companies Inc.
500,000	1.80%, due 2/7/20	497,529

Containers and Packaging 0.6%
	Packaging Corp. of America
1,000,000	2.45%, due 12/15/20	997,042

Drugs and Druggists’ Sundries
Merchant Wholesalers 0.3%
	Cardinal Health, Inc.
500,000	1.948%, due 6/14/19	499,868

Electrical Equipment Manufacturing 1.4%
	Fortive Corp.
116,000	1.80%, due 6/15/19	115,947
	Honeywell International, Inc.
1,000,000	1.40%, due 10/30/19	995,629
	Tyco Electronics Group SA
1,000,000	2.929% (3 Month LIBOR USD
	+ 0.450%), due 6/5/20 (e)	1,001,745
		2,113,321
Entertainment Content 0.7%
	Fox Corp.
1,000,000	3.666%, due 1/25/22 (a)	1,025,538

Financial Services 2.9%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22	1,009,317
	CBOE Global Markets, Inc.
500,000	1.95%, due 6/28/19	499,740
	Charles Schwab Corp.
1,000,000	2.842% (3 Month LIBOR USD
	+ 0.320%), due 5/21/21 (e)	1,000,507
	TD Ameritrade Holding Corp.
1,000,000	3.009% (3 Month LIBOR USD
	+ 0.430%), due 11/1/21 (e)	1,002,652
	USAA Capital Corp.
1,000,000	2.625%, due 6/1/21 (a)	1,004,852
		4,517,068

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Food 0.6%
	Kroger Co.
$1,000,000	1.50%, due 9/30/19	$996,146

Food and Beverage 1.9%
	Campbell Soup Co.
500,000	3.241% (3 Month LIBOR USD
	+ 0.630%), due 3/15/21 (e)	499,025
	General Mills, Inc.
500,000	3.141% (3 Month LIBOR USD
	+ 0.540%), due 4/16/21 (e)	500,139
	Kraft Heinz Foods Co.
1,000,000	3.115% (3 Month LIBOR USD
	+ 0.570%), due 2/10/21 (e)	999,811
	Tyson Foods, Inc.
1,000,000	3.07% (3 Month LIBOR USD
	+ 0.550%), due 6/2/20 (e)	1,000,675
		2,999,650
Health and Personal Care Stores 0.3%
	CVS Health Corp.
500,000	3.173% (3 Month LIBOR USD
	+ 0.720%), due 3/9/21 (e)	502,166

Health Care Facilities and Services 1.3%
	Express Scripts Holding Co.
2,000,000	2.60%, due 11/30/20	1,995,230

Machinery Manufacturing 0.6%
	Ingersoll-Rand Global
	Holding Co. Ltd.
1,000,000	2.90%, due 2/21/21	1,004,352

Mass Merchants 0.6%
	Walmart, Inc.
1,000,000	2.832% (3 Month LIBOR USD
	+ 0.230%), due 6/23/21 (e)	1,003,281

Medical Equipment and
Supplies Manufacturing 0.5%
	Becton Dickinson and Co.
750,000	3.476% (3 Month LIBOR USD
	+ 0.875%), due 12/29/20 (e)	750,211

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 0.8%
	Northrop Grumman Corp.
1,300,000	2.08%, due 10/15/20	1,291,493

Nondepository Credit Intermediation 0.6%
	Caterpillar Financial
	Services Corp.
1,000,000	1.85%, due 9/4/20	993,330

Oil and Gas Services and Equipment 0.3%
	Schlumberger Finance
	Canada Ltd.
500,000	2.20%, due 11/20/20 (a)	497,798

Other Food Manufacturing 1.0%
	Conagra Brands, Inc.
1,000,000	3.092% (3 Month LIBOR USD
	+ 0.500%), due 10/9/20 (e)	997,261
	J.M. Smucker Co.
500,000	2.20%, due 12/6/19	499,054
		1,496,315
Pharmaceuticals 4.5%
	Bayer US Finance II LLC
1,000,000	3.232% (3 Month
	LIBOR USD + 0.630%),
	due 6/25/21 (a) (e)	992,010
	Bristol-Myers Squibb Co.
2,000,000	2.60%, due 5/16/22 (a)	2,014,382
	GlaxoSmithKline Capital Plc
2,000,000	2.878% (3 Month LIBOR USD
	+ 0.350%), due 5/14/21 (e)	2,006,405
	Johnson & Johnson
1,000,000	1.95%, due 11/10/20	996,168
	Shire Acquisitions Investments
	Ireland DAC
500,000	1.90%, due 9/23/19	498,549
	Teva Pharmaceutical Finance
	Netherlands III BV
500,000	1.70%, due 7/19/19	499,200
		7,006,714

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Publishing & Broadcasting 0.6%
	Discovery Communications LLC
$1,000,000	2.20%, due 9/20/19	$997,896

Railroad 0.4%
	Union Pacific Corp.
500,000	2.95%, due 3/1/22	506,281

Refining and Marketing 0.3%
	Phillips 66
500,000	3.121% (3 Month LIBOR USD
	+ 0.600%), due 2/26/21 (e)	500,015

Restaurants 0.6%
	Starbucks Corp.
1,000,000	2.20%, due 11/22/20	995,053

Retail – Consumer Discretionary 0.6%
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20	993,231

Semiconductor and Other Electronic
Component Manufacturing 0.3%
	Broadcom Corp. / Broadcom
	Cayman Finance Ltd.
500,000	2.375%, due 1/15/20	498,714

Semiconductors 0.6%
	Intel Corp.
1,000,000	1.85%, due 5/11/20	994,332

Software and Services 1.3%
	DXC Technology Co.
500,000	2.875%, due 3/27/20	500,559
	Equifax, Inc.
500,000	3.388% (3 Month LIBOR USD
	+ 0.870%), due 8/15/21 (e)	498,757
	IBM Corp.
1,000,000	2.80%, due 5/13/21	1,006,324
		2,005,640
Supermarkets and Pharmacies 1.3%
	Alimentation Couche-Tard, Inc.
2,000,000	2.35%, due 12/13/19 (a)	1,995,724

Transportation & Logistics 1.3%
	PACCAR Financial Corp.
500,000	1.20%, due 8/12/19	498,589
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22	1,007,572
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21	497,742
		2,003,903
Travel & Lodging 1.0%
	Marriott International
1,000,000	3.103% (3 Month LIBOR USD
	+ 0.650%), due 3/8/21 (e)	1,003,171
	Royal Caribbean Cruises Ltd.
500,000	2.65%, due 11/28/20	500,271
		1,503,442
Utilities 4.8%
	Consolidated Edison Co.
	of New York, Inc.
2,000,000	3.002% (3 Month LIBOR USD
	+ 0.400%), due 6/25/21 (e)	2,006,051
	Dominion Resources, Inc.
500,000	1.60%, due 8/15/19	498,831
	Duke Energy Florida LLC
187,500	2.10%, due 12/15/19	187,243
	Eversource Energy
1,900,000	2.50%, due 3/15/21	1,897,554
	Public Service Enterprise
	Group, Inc.
2,000,000	1.60%, due 11/15/19	1,991,479
	Sempra Energy
1,000,000	1.625%, due 10/7/19	996,221
		7,577,379
Total Corporate Bonds
(cost $86,288,845)		86,376,309

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES 0.7%

Other Asset-Backed Securities 0.7%
	ACC Trust 2019-1
$876,629	3.75%, due 5/20/22 (a)	$883,059
	BlueVirgo Trust
213,244	3.00%, due 12/15/22,
	Series 15-1A (a) (c)	213,247
Total Asset-Backed Securities
(cost $1,088,887)		1,096,306

MORTGAGE-BACKED SECURITIES 3.9%

Commercial Mortgage-Backed Securities 1.9%
	GS Mortgage Securities Trust
3,000,000	3.35%, due 6/15/21,
	Series 2019 – Soho,
	Class A (a) (e)	3,000,000

U.S. Government Agencies 2.0%
	FHLMC ARM Pool (e)
647	4.768% (1 Year CMT
	Rate + 2.305%),
	due 2/1/22, #845113	655
4,923	3.999% (1 Year CMT
	Rate + 1.874%),
	due 10/1/22, #635206	4,989
1,077	4.764% (1 Year CMT
	Rate + 2.319%),
	due 6/1/23, #845755	1,086
89,940	4.702% (1 Year CMT
	Rate + 2.276%),
	due 1/1/25, #785726	92,588
8,350	4.658% (12 Month
	LIBOR USD + 1.783%),
	due 1/1/33, #1B0668	8,518
175,904	4.738% (1 Year CMT
	Rate + 2.250%),
	due 10/1/34, #782784	185,517
36,760	4.795% (12 Month
	LIBOR USD + 1.880%),
	due 4/1/36, #847671	38,766
	FHLMC Pool
74,395	5.00%, due 10/1/38, #G04832	79,984
	FNMA ARM Pool (e)
14,079	4.79% (6 Month
	LIBOR USD + 2.165%),
	due 7/1/25, #555206	14,111
91,874	4.522% (1 Year CMT
	Rate + 2.177%),
	due 4/1/30, #562912	94,650
114,078	4.45% (12 Month
	LIBOR USD + 1.593%),
	due 10/1/33, #743454	118,316
497,697	4.625% (12 Month
	LIBOR USD + 1.750%),
	due 11/1/33, #755253	523,579
599,078	4.643% (1 Year CMT
	Rate + 2.295%),
	due 5/1/34, #AC5719	629,405
172,401	4.42% (12 Month
	LIBOR USD + 1.670%),
	due 7/1/34, #779693	178,528
79,826	4.208% (12 Month
	LIBOR USD + 1.407%),
	due 10/1/34, #795136	82,735
258,413	4.588% (12 Month
	LIBOR USD + 1.564%),
	due 1/1/36, #849264	269,607
201,581	4.605% (12 Month
	LIBOR USD + 1.730%),
	due 1/1/37, #906389	213,408
107,145	4.878% (12 Month
	LIBOR USD + 1.910%),
	due 3/1/37, #907868	113,399
238,456	4.89% (12 Month
	LIBOR USD + 2.015%),
	due 11/1/37, #953653	245,785

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Shares/ Principal Amount			Value
U.S. Government Agencies 2.0% (continued)
	FNMA Pool
$222,948	5.00%, due 6/1/40, #AD5479		$240,254
30,844	4.00%, due 11/1/41, #AJ3797		32,109
			3,167,989
Total Mortgage-Backed Securities
(cost $6,026,132)			6,167,989

U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 34.6%

U.S. Government Agencies 7.6%
	FHLMC
6,000,000	1.375%, due 8/15/19		5,987,223
1,000,000	1.50%, due 1/17/20		994,960
	FNMA
5,000,000	1.00%, due 10/24/19		4,972,932
			11,955,115
U.S. Treasury Notes 27.0%
	U.S. Treasury Notes
5,000,000	0.875%, due 6/15/19		4,997,472
5,500,000	1.00%, due 11/15/19		5,466,914
1,500,000	1.375%, due 1/15/20		1,491,299
3,000,000	1.50%, due 4/15/20		2,979,961
2,500,000	1.50%, due 5/15/20		2,482,568
6,500,000	1.50%, due 6/15/20		6,452,393
6,000,000	1.50%, due 8/15/20		5,954,531
5,000,000	1.625%, due 10/15/20		4,969,727
4,500,000	1.75%, due 11/15/20		4,479,521
3,000,000	2.25%, due 2/15/21		3,011,895
			42,286,281
Total U.S. Government Agencies
& Instrumentalities
(cost $54,131,797)			54,241,396

SHORT-TERM INVESTMENTS 7.3%

Money Market Fund 1.3%
2,022,168	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 2.27% (b)		2,022,168

U.S. Treasury Bills 6.0%
	U.S. Treasury Bills
$3,500,000	2.015%, due 6/20/19 (d)		3,496,277
6,000,000	2.058%, due 6/27/19 (d)		5,991,080
			9,487,357
Total Short-Term Investments
(cost $11,506,937)			11,509,525
Total Investments
(cost $159,042,598)		101.5%	159,391,525
Liabilities less Other Assets		(1.5)%	(2,403,201)
TOTAL NET ASSETS		100.0%	$156,988,324

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As May 31, 2019, the value of these investments was $16,642,505 or 10.60% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of May 31, 2019.
(c)	Value determined using significant unobservable inputs.
(d)	Rate shown is the discount rate at May 31, 2019.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2019.

ARM – Adjustable Rate Mortgage
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – May 31, 2019
(Unaudited)

Assets:
Investments in securities, at value (cost $159,042,598)	$159,391,525
Receivable for securities sold	9,109
Receivable for fund shares sold	100,890
Interest receivable	625,131
Prepaid expenses	25,455
Total assets	160,152,110

Liabilities:
Payable for fund shares redeemed	32,652
Payable for securities purchased	3,000,000
Investment advisory fees	19,310
Administration fees	12,110
Custody fees	3,764
Transfer agent fees and expenses	51,340
Fund accounting fees	23,631
Audit fees	10,214
Legal fees	633
Chief Compliance Officer fee	2,614
Trustees’ fees and expenses	780
Accrued expenses	6,738
Total liabilities	3,163,786
Net Assets	$156,988,324

Net Assets Consist of:
Paid-in capital	$157,013,634
Total distributable earnings	(25,310)
Net Assets	$156,988,324

Net Asset Value, Offering Price and Redemption Price Per Share	$10.03

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	15,646,353

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statement of Operations – Six Months Ended May 31, 2019
(Unaudited)

Investment Income:
Interest	$1,904,986
Other Income	38
Total investment income	1,905,024

Expenses:
Investment advisory fees (Note 4)	160,286
Transfer agent fees and expenses (Note 4)	74,714
Fund accounting fees (Note 4)	44,302
Administration fees (Note 4)	21,422
Registration fees	13,220
Audit fees	10,155
Custody fees (Note 4)	9,835
Trustees’ fees and expenses	7,850
Chief Compliance Officer fee (Note 4)	5,030
Reports to shareholders	4,759
Legal fees	3,721
Insurance	1,510
Miscellaneous	2,891
Total expenses	359,695
Less: Fee waiver by adviser (Note 4)	(47,137)
Net expenses	312,558
Net investment income	1,592,466

Realized and Unrealized Gain on Investments:
Net realized gain on investments	20,615
Net change in unrealized appreciation/depreciation on investments	1,081,657
Net gain on investments	1,102,272
Net increase in net assets resulting from operations	$2,694,738

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2019	November 30,
	(Unaudited)	2018
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$1,592,466	$2,600,487
Net realized gain on investments	20,615	1,283
Net change in unrealized appreciation/(depreciation) on investments	1,081,657	(601,959)
Net increase in net assets resulting from operations	2,694,738	1,999,811

Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders	(1,622,138)	(2,587,797)
Total dividends and distributions	(1,622,138)	(2,587,797)

Capital Share Transactions:
Proceeds from shares sold	15,265,931	36,856,997
Distributions reinvested	1,318,896	1,975,701
Payment for shares redeemed	(25,998,151)	(44,436,198)
Net decrease in net assets from capital share transactions	(9,413,324)	(5,603,500)
Total decrease in net assets	(8,340,724)	(6,191,486)

Net Assets, Beginning of Period	165,329,048	171,520,534
Net Assets, End of Period	$156,988,324	$165,329,048

Transactions in Shares:
Shares sold	1,528,009	3,694,977
Shares issued on reinvestment of distributions	131,898	198,179
Shares redeemed	(2,601,329)	(4,452,278)
Net decrease in shares outstanding	(941,422)	(559,122)

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2019
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.97		$10.00	$10.03	$10.00	$10.05	$10.08

Income From Investment Operations:
Net investment income	0.10		0.15	0.11	0.10	0.07	0.05
Net realized and unrealized gain/(loss) on investments	0.06		(0.03)	(0.03)	0.03	(0.03)	(0.02)
Total from investment operations	0.16		0.12	0.08	0.13	0.04	0.03

Less Distributions:
Distributions from net investment income	(0.10)		(0.15)	(0.11)	(0.10)	(0.09)	(0.06)
Total distributions	(0.10)		(0.15)	(0.11)	(0.10)	(0.09)	(0.06)

Net asset value, end of period	$10.03		$9.97	$10.00	$10.03	$10.00	$10.05

Total Return	1.62	%++	1.23%	0.85%	1.32%	0.37%	0.33%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$156,988		$165,329	$171,521	$169,935	$156,007	$155,309
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.39	%+	0.39%	0.39%	0.39%	0.39%	0.38%
Before fee waivers and reimbursements	0.45	%+	0.42%	0.41%	0.41%	0.41%	0.40%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	1.99	%+	1.53%	1.12%	1.02%	0.69%	0.56%
Before fee waivers and reimbursements	1.93	%+	1.50%	1.10%	1.00%	0.67%	0.54%
Portfolio turnover rate	19	%++	28%	46%	37%	60%	38%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2019
(Unaudited)

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018, or expected to be taken in the Fund’s 2019 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

15

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method.  Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  All short-term capital gains are included in ordinary income for tax purposes.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2019, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

16

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

17

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2019, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

18

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$86,376,309	$—	$86,376,309
Asset-Backed Securities	—	1,096,306	—	1,096,306
Mortgage-Backed Securities	—	6,167,989	—	6,167,989
U.S. Government Agencies
and Instrumentalities	—	54,241,396	—	54,241,396
Total Fixed Income	—	147,882,000	—	147,882,000
Short-Term Investments	2,022,168	9,487,357	—	11,509,525
Total Investments	$2,022,168	$157,369,357	$—	$159,391,525

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2019, the end of the reporting period. The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Asset-Backed Securities
Balance as of November 30, 2018	$633,318
Accrued discounts/premiums	—
Realized gain/(loss)	1,884
Change in unrealized appreciation/(depreciation)	(1,881)
Purchases	—
Sales	(420,074)
Transfers in and/or out of Level 3	(213,247)
Balance as of May 31, 2019	$—

At May 31, 2019, the Fund did not hold any level 3 securities.

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

19

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2019, the Fund incurred $160,286 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.39% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36 month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2019, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $47,137. No amounts were reimbursed to the Adviser. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $142,216 at May 31, 2019.  Cumulative expenses subject to recapture expire as follows:

Expiration	Amount
11/30/19	$15,660
11/30/20	27,510
Dec. 2020 – Nov. 2021	51,909
Dec. 2021 – May 2022	47,137
$142,216

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Fund to Fund Services for these services for the six months ended May 31, 2019 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator. Fees paid by the Fund to U.S. Bank N.A. for custody services for the six months ended May 31, 2019 are disclosed in the Statement of Operations.

20

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$11,488,802	$11,058,510	$30,651,305	$18,485,149

Note 6 – Line of Credit
The Fund has a line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the six months ended May 31, 2019.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2019 and the year ended November 30, 2018 was as follows:

	May 31, 2019	November 30, 2018
Ordinary income	$1,622,138	$2,587,797

As of November 30, 2018, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$168,942,101
Gross unrealized appreciation	185,573
Gross unrealized depreciation	(918,303)
Net unrealized depreciation (a)	(732,730)
Undistributed ordinary income	54,154
Undistributed long-term capital gains	—
Total distributable earnings	54,154
Other accumulated losses	(419,334)
Total accumulated earnings/(losses)	$(1,097,910)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

2019	Short-Term Indefinite	Long-Term Indefinite	Total
$63,174	$31,266	$324,894	$419,334

21

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

•
Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected.  This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Asset-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

22

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”).  High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.  Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

23

PIA Short-Term Securities Fund
Notice to Shareholders – May 31, 2019
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

24

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 5-6, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA Short-Term Securities Fund (the “Short-Term Securities Fund”), and the PIA Short Duration Bond Fund (the “Short Duration Fund”), which had not yet commenced operations at the time of this meeting (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2018, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss the Short-Term Securities Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Short-Term Securities Fund as of July 31, 2018 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and an appropriate securities benchmark.  The Board noted that the Short Duration Fund had not yet commenced operations.  While the Board considered both short-term and long-term performance for the Short-Term Securities Fund, it placed greater emphasis on longer term performance.  The Board also took into account that the Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing the Fund’s performance, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions. When reviewing performance against the comparative peer group universe, the Board took into account that the

25

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

investment objective and strategies of the Short-Term Securities Fund, as well as its level of risk tolerance, may differ significantly from funds in its peer universe.  The Trustees also discussed with the Adviser and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Adviser’s views as to the reasons for the Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for the Fund. In considering the Short-Term Securities Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark index.

The Board noted that the Short-Term Securities Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year, three-year, five-year, and ten-year periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Short-Term Securities Fund, noting that the Fund had underperformed against the similarly managed composite for the one-year period and outperformed for the three-, five- and ten-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts, if any, for other types of clients as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short-Term Securities Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds of similar asset sizes, the total expense ratio was slightly above its peer group median and below its average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, and below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also noted that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund for the year ended July 31, 2018, were below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged by the Adviser to its separately managed account clients depending on the asset level, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the separate account client.

26

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain annual expense ratios of 1.00% for Class A shares and 0.75% for Class I shares (the “Expense Caps”).  Additionally, the Board noted that the Fund’s estimated total expense ratio for the Class I shares was above its peer group median and slightly below its peer group average and that the Fund’s estimated total expense ratio for the Class A shares was above its peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for each Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits to be received in exchange for Rule 12b-1 fees from the Short-Term Securities Fund and noted that the Fund is currently not accruing any Rule 12b-1 fees.  The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short-Term Securities Fund and Short Duration Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Short-Term Securities Fund and Short Duration Fund would be in the best interests of the Funds and their shareholders.

27

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Semi-Annual Report

May 31, 2019

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2018 through May 31, 2019, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund under-performed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 4.37%, after fees and expenses, for the period ended May 31, 2019, versus 5.19% for the Index.

As stated in the current prospectus, the Fund’s gross expense ratio is 0.99%, and the Fund’s net expense ratio is 0.86%. PIA has temporarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses, taxes, interest and extraordinary expenses) do not exceed 0.86% of the Fund’s average daily net assets, through at least March 29, 2020. The net expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund under-performed the Index over the six-month period ended May 31, 2019, largely attributable to the distribution of total returns and weighting by ratings category.  During the period, Ba-rated and B-rated credits within the Index returned 6.24% and 5.23%, respectively, while Caa-rated credits gained only 1.79%.  The Fund was positioned with a significant underweight in Ba-rated credits, an overweight in B-rated credits, and a significant overweight in Caa-rated credits.  We believe the substantial outperformance of higher-rated credits during the past six months has enhanced the relative value offered by lower-rated credits, and the Fund continues to focus on this portion of the high yield market.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund
Expense Example – May 31, 2019
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/18 – 5/31/19).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Pacific Income Advisers, Inc., the Fund’s adviser, has voluntarily agreed to limit the Fund’s total annual operating expenses to 0.86% of average daily net assets through at least March 29, 2020. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/18	Value 5/31/19	Period 12/1/18 – 5/31/19*
Actual	$1,000.00	$1,043.70	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.33

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.86%.

3

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2019
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

4

PIA High Yield Fund
Schedule of Investments – May 31, 2019
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 98.3%

Aerospace/Defense 2.0%
	TransDigm, Inc.
$402,000	6.25%, due 3/15/26 (a)	$411,548
	Triumph Group, Inc.
660,000	7.75%, due 8/15/25	640,200
		1,051,748
Auto Parts Manufacturing 0.5%
	Truck Hero, Inc.
250,000	8.50%, due 4/21/24 (a)	250,625

Biotechnology 1.1%
	Sotera Health Topco, Inc.
600,000	8.125% Cash or 8.875% PIK,
	due 11/1/21 (a) (d)	597,000

Building Materials 1.2%
	U.S. Concrete, Inc.
650,000	6.375%, due 6/1/24	664,625

Casinos and Gaming 0.9%
	Scientific Games
	International, Inc.
500,000	5.00%, due 10/15/25 (a)	491,440

Chemicals 7.8%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (a)	414,100
200,000	6.50%, due 5/15/26 (a)	198,500
	CSTN Merger Sub, Inc.
480,000	6.75%, due 8/15/24 (a)	447,600
	Kissner Milling Company Ltd.
610,000	8.375%, due 12/1/22 (a)	635,925
	Koppers, Inc.
550,000	6.00%, due 2/15/25 (a)	519,406
	Neon Holdings, Inc.
225,000	10.125%, due 4/1/26 (a)	225,563
	OCI NV
625,000	6.625%, due 4/15/23 (a)	640,625
	Starfruit Finco BV /
	Starfruit US Holdco LLC
500,000	8.00%, due 10/1/26 (a)	491,250
	TPC Group, Inc.
675,000	8.75%, due 12/15/20 (a)	666,562
		4,239,531
Communications Equipment 0.8%
	CommScope Technologies LLC
500,000	6.00%, due 6/15/25 (a)	456,010

Construction Machinery 1.0%
	Jurassic Holdings III
525,000	6.875%, due 2/15/21 (a)	523,688

Construction Materials Manufacturing 1.9%
	Boise Cascade Co.
760,000	5.625%, due 9/1/24 (a)	763,800
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (a)	246,000
		1,009,800
Consumer Cyclical Services 0.8%
	APX Group, Inc.
440,000	8.75%, due 12/1/20	413,600

Consumer Finance 1.0%
	Cardtronics, Inc.
575,000	5.50%, due 5/1/25 (a)	567,094

Consumer Services 5.7%
	Carriage Services, Inc.
400,000	6.625%, due 6/1/26 (a)	410,336
	Cimpress NV
650,000	7.00%, due 6/15/26 (a)	645,125
	LSC Communications, Inc.
500,000	8.75%, due 10/15/23 (a)	520,625
	Prime Security Services Borrower
	LLC / Prime Finance, Inc.
550,000	5.25%, due 4/15/24 (a)	541,079

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Consumer Services 5.7% (continued)
	Quad Graphics, Inc.
$500,000	7.00%, due 5/1/22	$515,000
	Stonemor Partners LP
500,000	7.875%, due 6/1/21	455,000
		3,087,165
Containers and Packaging 5.2%
	ARD Finance S.A.
450,000	7.125% Cash or 7.875% PIK,
	due 9/15/23 (d)	443,250
	BWAY Holding Co.
620,000	5.50%, due 4/15/24 (a)	608,437
	Pactiv LLC
500,000	8.375%, due 4/15/27	515,000
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (a)	613,700
	W/S Packaging Holdings, Inc.
600,000	9.00%, due 4/15/23 (a)	648,000
		2,828,387
Distributors 0.8%
	Ferrellgas Partners LP
475,000	6.50%, due 5/1/21	422,750

Diversified Manufacturing 1.0%
	Griffon Corp.
550,000	5.25%, due 3/1/22	549,313

Electrical Equipment Manufacturing 0.6%
	Itron, Inc.
310,000	5.00%, due 1/15/26 (a)	309,612

Financial Services 1.8%
	Arrow Bidco LLC
500,000	9.50%, due 3/15/24 (a)	497,500
	Trident Merger Sub, Inc.
500,000	6.625%, due 11/1/25 (a)	460,000
		957,500
Food and Beverage 5.7%
	Clearwater Seafoods, Inc.
730,000	6.875%, due 5/1/25 (a)	723,612
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (a)	348,000
	Matterhorn Merger Sub LLC /
	Matterhorn Finance Sub, Inc.
650,000	8.50%, due 6/1/26 (a)	575,250
	Pilgrim’s Pride Corp.
600,000	5.75%, due 3/15/25 (a)	609,000
	Sigma Holdco BV
600,000	7.875%, due 5/15/26 (a)	558,000
	Simmons Foods, Inc.
250,000	7.75%, due 1/15/24 (a)	266,250
		3,080,112
Forest and Paper
Products Manufacturing 1.0%
	Schweitzer-Mauduit
	International, Inc.
550,000	6.875%, due 10/1/26 (a)	558,250

Hardware 0.9%
	Everi Payments Inc.
482,000	7.50%, due 12/15/25 (a)	500,075

Health Care Facilities and Services 1.0%
	Hadrian Merger Sub, Inc.
550,000	8.50%, due 5/1/26 (a)	520,438

Home Improvement 2.0%
	Apex Tool Group LLC/BC
	Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (a)	556,500
	ServiceMaster Co. LLC
500,000	7.45%, due 8/15/27	532,500
		1,089,000
Homebuilders 0.8%
	Williams Scotsman
	International, Inc.
421,000	6.875%, due 8/15/23 (a)	422,053

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Industrial – Other 4.1%
	Brand Energy &
	Infrastructure Services, Inc.
$750,000	8.50%, due 7/15/25 (a)	$639,375
	Cleaver-Brooks, Inc.
675,000	7.875%, due 3/1/23 (a)	649,688
	New Enterprise Stone
	& Lime Co., Inc.
600,000	6.25%, due 3/15/26 (a)	597,000
	United Rentals
	North America, Inc.
300,000	6.50%, due 12/15/26	318,750
		2,204,813
Machinery Manufacturing 3.7%
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (a)	556,075
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (e)	390,000
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
600,000	7.75%, due 4/15/26 (a)	536,250
	Titan International, Inc.
600,000	6.50%, due 11/30/23	517,125
		1,999,450
Manufactured Goods 4.8%
	FXI Holdings, Inc.
645,000	7.875%, due 11/1/24 (a)	588,562
	Grinding Media Inc./ MC
	Grinding Media Canada, Inc.
700,000	7.375%, due 12/15/23 (a)	654,500
	Mueller Industries, Inc.
491,000	6.00%, due 3/1/27	486,090
	Optimas OE Solutions, Inc.
217,000	8.625%, due 6/1/21 (a)	200,183
	Park-Ohio Industries, Inc.
660,000	6.625%, due 4/15/27	651,750
		2,581,085
Media Non-Cable 1.0%
	R.R. Donnelley & Sons Co.
550,000	6.50%, due 11/15/23	544,500

Medical Equipment and
Supplies Manufacturing 0.7%
	Vista Outdoor, Inc.
400,000	5.875%, due 10/1/23	378,512

Metals and Mining 5.3%
	American Gilsonite Co.
387,563	17.000% Cash or 17.000% PIK,
	due 12/31/21 (a) (d) (e)	373,029
	Emeco Pty Ltd.
560,006	9.25%, due 3/31/22	588,006
	Mineral Resources Ltd.
250,000	8.125%, due 5/1/27 (a)	251,797
	Rain CII Carbon LLC/
	CII Carbon Corp.
650,000	7.25%, due 4/1/25 (a)	598,000
	SunCoke Energy Partners LP/
	SunCoke Energy
	Partners Finance Corp.
500,000	7.50%, due 6/15/25 (a)	494,375
	TMS International Corp.
580,000	7.25%, due 8/15/25 (a)	566,950
		2,872,157
Oil and Gas Extraction 0.8%
	Welltec A/S
450,000	9.50%, due 12/1/22 (a)	438,750

Oil and Gas Services and Equipment 1.5%
	Archrock Partners LP / Archrock
	Partners Finance Corp.
225,000	6.875%, due 4/1/27 (a)	231,750
	USA Compression Partners LP/
	USA Compression Finance Corp.
315,000	6.875%, due 4/1/26	324,450
250,000	6.875%, due 9/1/27 (a)	256,562
		812,762

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount		Value
Paper 3.8%
	Clearwater Paper Corp.
$520,000	4.50%, due 2/1/23	$488,800
	Mercer International, Inc.
190,000	6.50%, due 2/1/24	194,750
560,000	5.50%, due 1/15/26	554,260
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (a)	244,000
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (a)	568,407
		2,050,217
Pipelines 3.4%
	Rose Rock Midstream, L.P.
650,000	5.625%, due 7/15/22	646,750
	Summit Midstream
	Holdings, LLC
700,000	5.50%, due 8/15/22	680,750
	TransMontaigne Partners LP/
	TLP Finance Corp.
500,000	6.125%, due 2/15/26	487,500
		1,815,000
Publishing and Broadcasting 2.8%
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (a)	427,200
	Townsquare Media, Inc.
600,000	6.50%, due 4/1/23 (a)	592,500
	Urban One, Inc.
500,000	7.375%, due 4/15/22 (a)	493,750
		1,513,450
Railroad 0.9%
	Watco Companies, Inc.
500,000	6.375%, due 4/1/23 (a)	507,500

Real Estate 1.6%
	GEO Group, Inc.
500,000	5.125%, due 4/1/23	472,500
	Iron Mountain, Inc.
430,000	4.875%, due 9/15/27 (a)	406,350
		878,850
Refining and Marketing 1.3%
	Calumet Specialty
	Products Partners LP /
	Calumet Finance Corp.
350,000	7.75%, due 4/15/23	329,000
	Sunoco LP/Sunoco
	Finance Corp.
350,000	5.50%, due 2/15/26	354,375
		683,375
Retail – Consumer Discretionary 1.9%
	Hillman Company, Inc.
600,000	6.375%, due 7/15/22 (a)	549,000
	Party City Holdings, Inc.
500,000	6.625%, due 8/1/26 (a)	498,750
		1,047,750
Software and Services 4.5%
	Ascend Learning LLC
490,000	6.875%, due 8/1/25 (a)	494,900
250,000	6.875%, due 8/1/25 (a)	250,312
	Donnelley Financial
	Solutions, Inc.
400,000	8.25%, due 10/15/24	410,000
	Exela Intermediate LLC/
	Exela Finance, Inc.
250,000	10.00%, due 7/15/23 (a)	199,375
	Refinitiv US Holdings, Inc.
500,000	8.25%, due 11/15/26 (a)	498,750
	RP Crown Parent, LLC
535,000	7.375%, due 10/15/24 (a)	557,898
		2,411,235
Transportation and Logistics 2.3%
	J.B. Poindexter & Co., Inc.
600,000	7.125%, due 4/15/26 (a)	615,000
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21	633,750
		1,248,750

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – May 31, 2019 (continued)
(Unaudited)

Principal Amount/ Shares			Value
Transportation Services 2.0%
	LBC Tank Terminals Holding
$600,000	6.875%, due 5/15/23 (a)		$593,250
	OPE KAG Finance Sub, Inc.
500,000	7.875%, due 7/31/23 (a)		475,000
			1,068,250
Utilities 1.5%
	Amerigas Partners LP
250,000	5.50%, due 5/20/25		255,325
	Superior Plus LP / Superior
	General Partner, Inc.
550,000	7.00%, due 7/15/26 (a)		562,551
			817,876
Waste and Environment Services
and Equipment 2.9%
	CD&R Waterworks
	Merger Sub LLC
520,000	6.125%, due 8/15/25 (a)		516,100
	GFL Environmental, Inc.
600,000	5.375%, due 3/1/23 (a)		588,000
	Waste Pro USA, Inc.
480,000	5.50%, due 2/15/26 (a)		477,600
			1,581,700
Wireline Telecommunications Services 2.0%
	Consolidated
	Communications, Inc.
250,000	6.50%, due 10/1/22		229,375
	HC2 Holdings, Inc.
500,000	11.50%, due 12/1/21 (a)		437,500
	West Corp.
500,000	8.50%, due 10/15/25 (a)		400,000
			1,066,875
Total Corporate Bonds
(cost $55,056,562)			53,112,673

RIGHTS 0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (b) (c)		—
Total Investments
(cost $55,056,562)		98.3%	53,112,673
Other Assets less Liabilities		1.7%	916,872
TOTAL NET ASSETS		100.0%	$54,029,545

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2019, the value of these investments was $38,415,117 or 71.1% of total net assets.

(b)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of May 31, 2019, the security had a cost and value of $0 (0.0% of total net assets).

(c)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees. Value determined using significant unobservable inputs.
(d)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(e)	Security is considered illiquid. As of May 31, 2019, the value of these investments were $763,029 or 1.41% of total net assets.

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2019
(Unaudited)

Assets:
Investments in securities, at value (cost $55,056,562)	$53,112,673
Receivable for fund shares sold	13,845
Interest receivable	1,047,877
Prepaid expenses	22,296
Total assets	54,196,691

Liabilities:
Payable to investment adviser	20,987
Payable for fund shares redeemed	12,132
Due to Custodian	67,211
Administration fees	10,998
Transfer agent fees and expenses	18,176
Fund accounting fees	14,884
Audit fees	10,215
Chief Compliance Officer fee	2,614
Custody fees	1,199
Shareholder reporting	6,690
Trustees’ fees and expenses	1,092
Accrued expenses	948
Total liabilities	167,146
Net Assets	$54,029,545

Net Assets Consist of:
Paid-in capital	$56,233,144
Total distributable earnings	(2,203,599)
Net Assets	$54,029,545

Net Asset Value, Offering Price and Redemption Price Per Share	$9.76

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	5,533,058

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2019
(Unaudited)

Investment Income:
Interest	$2,197,370
Total investment income	2,197,370

Expenses:
Investment advisory fees (Note 4)	163,334
Transfer agent fees and expenses (Note 4)	31,135
Fund accounting fees (Note 4)	28,557
Administration fees (Note 4)	19,458
Registration fees	13,518
Audit fees	10,155
Trustees’ fees and expenses	7,289
Chief Compliance Officer fee (Note 4)	5,031
Reports to shareholders	4,368
Custody fees (Note 4)	3,263
Legal fees	3,211
Interest expense (Note 6)	1,107
Insurance	995
Miscellaneous	2,456
Total expenses	293,877
Less: Fee waiver by adviser (Note 4)	(38,482)
Net expenses	255,395
Net investment income	1,941,975

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(175,637)
Net change in unrealized appreciation/depreciation on investments	841,479
Net gain on investments	665,842
Net increase in net assets resulting from operations	$2,607,817

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	May 31, 2019	November 30,
	(Unaudited)	2018
Increase/(decrease) in Net Assets From
Operations:
Net investment income	$1,941,975	$3,673,688
Net realized gain/(loss) on investments	(175,637)	612,986
Net change in unrealized appreciation/(depreciation) on investments	841,479	(4,579,766)
Net increase/(decrease) in net assets resulting from operations	2,607,817	(293,092)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(1,953,965)	(3,671,702)
Total dividends and distributions	(1,953,965)	(3,671,702)

Capital Share Transactions:
Proceeds from shares sold	18,869,327	32,168,372
Distributions reinvested	1,061,270	2,383,365
Payment for shares redeemed	(23,833,074)	(34,139,513)
Net increase/(decrease) in net assets from capital share transactions	(3,902,477)	412,224
Total decrease in net assets	(3,248,625)	(3,552,570)

Net Assets, Beginning of Period	57,278,170	60,830,740
Net Assets, End of Period	$54,029,545	$57,278,170

Transactions in Shares:
Shares sold	1,938,145	3,167,241
Shares issued on reinvestment of distributions	109,096	236,114
Shares redeemed	(2,434,957)	(3,370,622)
Net increase/(decrease) in shares outstanding	(387,716)	32,733

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2019
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.67		$10.33	$10.04	$9.67	$10.47	$10.72

Income From Investment Operations:
Net investment income	0.32		0.60	0.66	0.62	0.60	0.59
Net realized and unrealized
gain/(loss) on investments	0.10		(0.66)	0.29	0.38	(0.75)	(0.14)
Total from investment operations	0.42		(0.06)	0.95	1.00	(0.15)	0.45

Less Distributions:
Distributions from
net investment income	(0.33)		(0.60)	(0.66)	(0.63)	(0.60)	(0.59)
Distributions from net realized gains	—		—	—	—	(0.05)	(0.11)
Total distributions	(0.33)		(0.60)	(0.66)	(0.63)	(0.65)	(0.70)

Net asset value, end of period	$9.76		$9.67	$10.33	$10.04	$9.67	$10.47

Total Return	4.37	%++	-0.63%	9.68%	10.70%	-1.49%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$54,030		$57,278	$60,831	$174,986	$117,749	$88,606
Ratio of expenses to average net assets:
Net of fee waivers and
expense reimbursements	0.86	%+	0.82%*	0.73%	0.73%	0.75%^	0.98%
Before fee waivers and
expense reimbursements	0.99	%+	0.99%	1.00%	0.92%	0.91%	1.00%
Ratio of net investment income
to average net assets:
Net of fee waivers and
expense reimbursements	6.54	%+	5.95%	5.80%	6.40%	5.99%	5.62%
Before fee waivers and
expense reimbursements	6.41	%+	5.78%	5.53%	6.21%	5.83%	5.60%
Portfolio turnover rate	22	%++	48%	27%	27%	26%	31%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^	Effective January 1, 2015, the expense cap was voluntarily reduced from 0.98% to 0.73%.
*	Effective March 30, 2018, the expense cap increased from 0.73% to 0.86%.

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Notes to Financial Statements – May 31, 2019
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2016-2018, or expected to be taken in the Fund’s 2019 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.  Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

14

PIA High Yield Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2019, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

15

PIA High Yield Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods

16

PIA High Yield Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of May 31, 2019, the Fund held investments in illiquid securities with a total value of $763,029 or 1.41% of total net assets:

Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Co. Purchase-in-Kind Notes	$387,563	8/12-1/19	$387,563
MAI Holdings, Inc.	600,000	11/18	585,204

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2019, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund, except the securities listed below, are considered liquid:

Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Co. Purchase-in-Kind Notes	$387,563	8/12-1/19	$387,563
MAI Holdings, Inc.	600,000	11/18	585,204

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$53,112,673	$—	$53,112,673
Total Fixed Income	—	53,112,673	—	53,112,673
Total Investments	$—	$53,112,673	$—	$53,112,673

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2019, the end of the reporting period.  During the six months ended May 31, 2019, the Fund recognized no transfers between levels.  The Fund held no level 3 securities during the six months ended May 31, 2019.

17

PIA High Yield Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2019, the Fund incurred $163,334 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses to 0.98% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36 month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  The Adviser has also temporarily agreed to limit the Fund’s total annual operating expenses to 0.86% of average daily net assets (the “temporary expense limitation”).  For the six months ended May 31, 2019, the Adviser contractually reduced its fees in the amount of $2,845.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $31,581 at May 31, 2019.  The temporary expense limitation will remain in effect through at least March 29, 2020 and may be terminated only by the Trust’s Board of Trustees. The adviser may not recoup amounts subject to temporary expense limitation. Cumulative expenses subject to recapture expire as follows:

Expiration	Amount
11/30/20	$24,641
Dec. 2020 – Nov 2021	4,095
Dec. 2021 – May 2022	2,845
$31,581

18

PIA High Yield Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Fund to Fund Services for these services for the six months ended May 31, 2019 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator. Fees paid by the Fund to U.S. Bank N.A. for custody services for the six months ended May 31, 2019 are disclosed in the Statement of Operations.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2019, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $14,597,891 and $17,446,680, respectively. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2019.

Note 6 – Line of Credit
The Fund has an unsecured line of credit in the amount of $13,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2019, the Fund drew on its line of credit.  The Fund had an outstanding average daily balance of $276,363, paid a weighted average interest rate of 5.50%, and incurred interest expense of $1,107.  The maximum amount outstanding for the Fund during the six months ended May 31, 2019 was $6,192,000.  At May 31, 2019, the Fund had no outstanding loan amount.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2019 and the year ended November 30, 2018 was as follows:

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
Ordinary income	$1,953,965	$3,671,702

19

PIA High Yield Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

As of November 30, 2018, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments (a)	$59,161,768
Gross unrealized appreciation	325,605
Gross unrealized depreciation	(3,110,973)
Net unrealized depreciation (a)	(2,785,368)
Undistributed ordinary income	31,245
Undistributed long-term capital gains	—
Total distributable earnings	31,245
Other accumulated gains/(losses)	(103,328)
Total accumulated earnings/(losses)	$2,857,451

(a)	The difference between book-basis and tax-basis net unrealized depreciation is attributable primarily to wash sales.

At November 30, 2018, the Fund had tax long-term capital losses of $103,328 which may be carried over indefinitely to offset future gains.

During the year ended November 30, 2018, the Fund utilized $589,878 of capital loss carryover.

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

20

PIA High Yield Fund
Notes to Financial Statements – May 31, 2019 (continued)
(Unaudited)

•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

21

PIA High Yield Fund
Notice to Shareholders – May 31, 2019
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

22

PIA High Yield Fund
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 5-6, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA High Yield Fund (the “Fund”).  At this meeting, and at a prior meeting held on October 17-18, 2018, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of July 31, 2018 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and an appropriate securities benchmark.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board also took into account that the Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. When reviewing performance of the Fund against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in its peer universe. The Board took into account the Adviser’s views as to the reasons for the Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for the Fund. In considering the Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark index.

23

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above the peer group median for the one-year, three-year, five-year and since inception periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed against the similarly managed composite for the one-, three- and five-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts, if any, for other types of clients as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund’s Institutional Class of 0.98% (the “Expense Cap”), and that the Adviser had temporarily agreed, through at least March 29, 2019, to maintain an annual expense ratio for the Fund of 0.86%.  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average and was also below its peer group average and equal to its peer group median when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fee received by the Adviser from the Fund for the year ended July 31, 2018, was below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s separately managed account clients, primarily as a reflection of the nature of the separate account client.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser has agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

24

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Adviser was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  The Board also considered that the Fund does not charge 12b-1 fees and does not utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

25

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

 Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  8/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  8/8/19

By (Signature and Title)*    /s/  Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date  8/8/19

* Print the name and title of each signing officer under his or her signature.